                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number File No. 811-8520
                                                 -----------------

                           TIAA SEPARATE ACCOUNT VA-1
                           --------------------------
               (Exact name of registrant as specified in charter)

                   730 Third Avenue, New York, New York 10017
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Lisa Snow, Esq.
                                  c/o TIAA-CREF
                                730 Third Avenue,
                          New York, New York 10017-3206
                          -----------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-490-9000
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2002
                                             -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

DECEMBER 31, 2002                                               [TIAA CREF LOGO]

Audited financial statements
including statement of investments


TIAA SEPARATE ACCOUNT VA-1
STOCK INDEX ACCOUNT








                               ANNUAL REPORT|2002

                           TIAA SEPARATE ACCOUNT VA-1

                              STOCK INDEX ACCOUNT

                                     INDEX

                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

                                                              PAGE
                                                              ----
Statement of Investments....................................    2
Report of Management Responsibility.........................   27
Report of the Audit Committee...............................   28
Statement of Assets and Liabilities.........................   29
Statement of Operations.....................................   30
Statements of Changes in Net Assets.........................   31
Notes to Financial Statements...............................   32
Report of Independent Auditors..............................   34
Management Committee Members and Officers...................   35

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

 PRINCIPAL                                              VALUE (000)
 ---------                                              -----------
CORPORATE BONDS--0.00%
 CONSUMER CYCLICAL--0.00%
               Ugly Duckling Corp (Sub Corp)
$     1,950    12.000%, 10/23/03......................   $      2
                                                         --------
               TOTAL CONSUMER CYCLICAL                          2
                                                         --------
 FINANCIAL SERVICES--0.00%
               National Health Investors, Inc
     10,000    9.000%, 01/01/06.......................         10
                                                         --------
               TOTAL FINANCIAL SERVICES                        10
                                                         --------
               TOTAL CORPORATE BONDS
                 (Cost $13)                                    12
                                                         --------
  SHARES
  ------
 PREFERRED STOCK--0.02%
 BASIC INDUSTRIES--0.02%
      2,280    Sealed Air Corp........................         97
                                                         --------
               TOTAL BASIC INDUSTRIES                          97
                                                         --------
 TECHNOLOGY--0.00%
        503    * Superior Trust I Series A............          0
                                                         --------
               TOTAL TECHNOLOGY                                 0
                                                         --------
               TOTAL PREFERRED STOCK
                 (Cost $123)                                   97
                                                         --------
COMMON STOCK--99.35%
 AEROSPACE AND DEFENSE--1.20%
      1,761    AAR Corp...............................          9
      2,221    * Alliant Techsystems, Inc.............        138
      1,802    * Armor Holdings, Inc..................         25
      1,354    * Aviall, Inc..........................         11
     53,930    Boeing Co..............................      1,779
      1,158    * DRS Technologies, Inc................         36
        496    * Ducommun, Inc........................          8
        482    * Dynamics Research Corp...............          7
        825    Engineered Support Systems, Inc........         30
     12,216    General Dynamics Corp..................        970
      6,531    Goodrich Corp..........................        120
        785    Heico Corp.............................          8
        859    * Herley Industries, Inc...............         15
      1,700    * Hexcel Corp..........................          5
        504    * Integrated Defense Technology, Inc...          7
      1,612    Kaman Corp (Class A)...................         18
      4,192    * L-3 Communications Holdings, Inc.....        188
        700    * Ladish Co, Inc.......................          6
     25,226    Lockheed Martin Corp...................      1,457
      1,100    * Moog, Inc (Class A)..................         34
     10,476    Northrop Grumman Corp..................      1,016
      3,100    e* Orbital Sciences Corp...............         13
      8,057    PerkinElmer, Inc.......................         66
      3,544    Precision Castparts Corp...............         86
     26,870    Raytheon Co............................        826
      4,091    e* Remec, Inc..........................         16
     12,362    Rockwell Collins, Inc..................        288
        333    * Sequa Corp (Class A).................         13
      2,183    * Teledyne Technologies, Inc...........         34
      4,849    * Titan Corp...........................         50
        952    * Triumph Group, Inc...................         30
      1,518    * United Defense Industries, Inc.......         35
      1,256    * Viasat, Inc..........................         14
                                                         --------
               TOTAL AEROSPACE AND DEFENSE                  7,358
                                                         --------

   SHARES                                               VALUE (000)
   ------                                               -----------
 BASIC INDUSTRIES--4.07%
        676    * Aaon, Inc............................   $     12
        175    * AEP Industries, Inc..................          2
     15,426    Air Products & Chemicals, Inc..........        659
      3,953    * Airgas, Inc..........................         68
      6,870    * AK Steel Holding Corp................         55
      1,703    Albany International Corp (Class A)....         35
      1,874    Albemarle Corp.........................         53
     57,159    Alcoa, Inc.............................      1,302
        246    Alico, Inc.............................          7
      5,801    Allegheny Technologies, Inc............         36
      1,482    Amcol International Corp...............          9
      4,150    * American Standard Cos, Inc...........        295
        330    American Woodmark Corp.................         16
        266    Ameron International Corp..............         15
        793    * Applied Films Corp...................         16
      2,487    Aptargroup, Inc........................         78
      1,500    Arch Chemicals, Inc....................         27
      3,254    Arch Coal, Inc.........................         70
        310    * Avatar Holdings, Inc.................          7
      6,649    Avery Dennison Corp....................        406
      3,904    Ball Corp..............................        200
      3,400    Bemis Co...............................        169
      5,538    Black & Decker Corp....................        238
      3,441    Boise Cascade Corp.....................         87
      3,583    Bowater, Inc...........................        150
      1,200    * Brush Engineered Materials, Inc......          7
      1,676    * Buckeye Technologies, Inc............         10
        878    Building Materials Holding Corp........         13
        302    * BWAY Corp............................          6
      4,244    Cabot Corp.............................        113
      1,600    e* Cabot Microelectronics Corp.........         76
      2,400    Calgon Carbon Corp.....................         12
      1,518    Cambrex Corp...........................         46
      1,600    * Caraustar Industries, Inc............         15
      2,100    Carlisle Cos, Inc......................         87
      1,463    Carpenter Technology Corp..............         18
        400    Centex Construction Products, Inc......         14
      4,249    Centex Corp............................        213
        851    Century Aluminum Co....................          6
      3,600    * Champion Enterprises, Inc............         10
        700    Chemed Corp............................         25
      1,008    Chesapeake Corp........................         18
      1,687    Clarcor, Inc...........................         54
      6,349    e* Clayton Homes, Inc..................         77
        741    * Cleveland-Cliffs, Inc................         15
      1,421    * Collins & Aikman Corp................          6
      2,724    * Comfort Systems U.S.A., Inc..........          9
      1,736    Commercial Metals Co...................         28
      1,518    Consol Energy, Inc.....................         26
      7,909    Crompton Corp..........................         47
      9,061    * Crown Cork & Seal Co, Inc............         72
      2,754    * Cytec Industries, Inc................         75
      7,911    D.R. Horton, Inc.......................        137
        742    Deltic Timber Corp.....................         20
      1,255    * Dionex Corp..........................         37
        147    * Dominion Homes, Inc..................          2
     61,253    Dow Chemical Co........................      1,819
        376    * Drew Industries, Inc.................          6
     67,411    Du Pont (E.I.) de Nemours & Co.........      2,858
      3,300    e* Earthshell Corp.....................          2
      5,265    Eastman Chemical Co....................        194
      8,788    Ecolab, Inc............................        435
      1,450    ElkCorp................................         25

 2  TIAA Separate Account VA-1 2002 ANNUAL REPORT
                       See Notes to Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 BASIC INDUSTRIES--(CONTINUED)
      1,050    * EMCOR Group, Inc.....................   $     56
        960    * Encore Wire Corp.....................          9
        934    * Energy Conversion Devices, Inc.......          9
      8,835    Engelhard Corp.........................        197
      2,332    Ferro Corp.............................         57
      2,500    e* Fleetwood Enterprises, Inc..........         20
      1,417    Florida Rock Industries, Inc...........         54
      5,522    Fluor Corp.............................        155
      1,933    * FMC Corp.............................         53
      1,550    * Foamex International, Inc............          5
      5,068    e* Freeport-McMoran Copper & Gold, Inc
                 (Class A)............................         85
      1,978    Georgia Gulf Corp......................         46
     15,610    Georgia-Pacific Corp...................        252
        558    Gibraltar Steel Corp...................         11
        770    Glatfelter.............................         10
      2,325    Granite Construction, Inc..............         36
      2,618    Great Lakes Chemical Corp..............         63
        900    Greif Brothers Corp (Class A)..........         21
      1,937    H.B. Fuller Co.........................         50
      5,382    * Hecla Mining Co......................         27
      5,544    * Hercules, Inc........................         49
        977    * Hovnanian Enterprises, Inc (Class
                 A)...................................         31
      7,495    IMC Global, Inc........................         80
        856    * Imco Recycling, Inc..................          7
      1,632    * Insituform Technologies, Inc (Class
                 A)...................................         28
      2,100    * Integrated Electrical Services,
                 Inc..................................          8
     32,595    International Paper Co.................      1,140
        932    * International Specialty Products,
                 Inc..................................         10
        404    Interpool, Inc.........................          6
      3,295    * Jacobs Engineering Group, Inc........        117
        828    * Jarden Corp..........................         20
      3,024    KB Home................................        130
     35,202    Kimberly-Clark Corp....................      1,671
      3,600    Lennar Corp............................        186
      3,073    Lennox International, Inc..............         39
        361    e* Liquidmetal Technologies............          4
      2,054    * Lone Star Technologies, Inc..........         31
      3,700    * Longview Fibre Co....................         27
      7,100    * Louisiana-Pacific Corp...............         57
      1,035    LSI Industries, Inc....................         14
      3,500    Lubrizol Corp..........................        107
      1,091    * Lydall, Inc..........................         12
      8,064    Lyondell Chemical Co...................        102
        862    M/I Schottenstein Homes, Inc...........         24
      1,604    MacDermid, Inc.........................         37
     31,730    Masco Corp.............................        668
      4,517    Massey Energy Co.......................         44
        734    * Material Sciences Corp...............          9
      1,508    * Mattson Technology, Inc..............          4
      1,392    MDC Holdings, Inc......................         53
     13,555    MeadWestvaco Corp......................        335
      4,530    Millennium Chemicals, Inc..............         43
      1,370    Minerals Technologies, Inc.............         59
        933    * Mobile Mini, Inc.....................         15
        640    * Modtech Holdings, Inc................          6
     17,729    Monsanto Co............................        341
      1,924    * Mueller Industries, Inc..............         52
      1,321    * NCI Building Systems, Inc............         29
     23,091    Newmont Mining Corp....................        670
        664    NL Industries, Inc.....................         11
        600    * Nortek Holdings, Inc.................         27
        414    * Northwest Pipe Co....................          7
      1,100    * NS Group, Inc........................          7

   SHARES                                               VALUE (000)
   ------                                               -----------
      5,309    Nucor Corp.............................   $    219
        320    e* NVR, Inc............................        104
        730    Octel Corp.............................         12
      3,420    Olin Corp..............................         53
      1,900    e OM Group, Inc........................         13
      2,700    * Omnova Solutions, Inc................         11
      1,889    * Oregon Steel Mills, Inc..............          8
        772    * Osmonics, Inc........................         13
      7,603    * Owens-Illinois, Inc..................        111
      3,866    * Packaging Corp Of America............         71
     10,887    * Pactiv Corp..........................        238
      1,250    * Palm Harbor Homes, Inc...............         22
      1,582    Peabody Energy Corp....................         46
        549    Penford Corp...........................          8
        800    Penn Engineering & Manufacturing
                 Corp.................................          9
        574    Penn Virginia Corp.....................         21
      1,019    * Penwest Pharmaceuticals Co...........         11
      5,322    e* Phelps Dodge Corp...................        168
     12,620    Plum Creek Timber Co, Inc..............        298
      5,611    PolyOne Corp...........................         22
      1,124    Pope & Talbot, Inc.....................         16
      1,966    Potlatch Corp..........................         47
     11,460    PPG Industries, Inc....................        575
     11,063    Praxair, Inc...........................        639
      3,425    Pulte Homes, Inc.......................        164
        564    Quaker Chemical Corp...................         13
      1,000    Quanex Corp............................         34
      1,900    Rayonier, Inc..........................         86
      1,717    Reliance Steel & Aluminum Co...........         36
        708    Roanoke Electric Steel Corp............          7
        810    Rock-Tenn Co (Class A).................         11
     10,696    Rohm & Haas Co.........................        347
        900    Royal Gold, Inc........................         22
      7,331    RPM International, Inc.................        112
      1,496    * RTI International Metals, Inc........         15
      1,661    Ryerson Tull, Inc......................         10
      1,960    Ryland Group, Inc......................         65
        293    Schnitzer Steel Industries, Inc (Class
                 A)...................................          6
      2,068    Schulman (A.), Inc.....................         38
      2,576    * Sealed Air Corp......................         96
      2,975    e* Shaw Group, Inc.....................         49
      8,869    Sherwin-Williams Co....................        251
      5,002    e Sigma-Aldrich Corp...................        244
        711    * Silgan Holdings, Inc.................         18
        852    * Simpson Manufacturing Co, Inc........         28
        442    Skyline Corp...........................         13
     11,838    e* Smurfit-Stone Container Corp........        182
      4,037    Snap-On, Inc...........................        113
      7,559    Solutia, Inc...........................         27
      6,587    Sonoco Products Co.....................        151
      1,033    Southern Peru Copper Corp..............         15
      1,060    Spartech Corp..........................         22
      2,279    Standard-Pacific Corp..................         56
      4,636    Stanley Works..........................        160
      2,295    * Steel Dynamics, Inc..................         28
      3,103    * Stillwater Mining Co.................         17
      3,005    Temple-Inland, Inc.....................        135
      2,806    * Terra Industries, Inc................          4
      1,500    Texas Industries, Inc..................         36
      3,215    e* Toll Brothers, Inc..................         65
      1,864    Tredegar Corp..........................         28
         91    Tremont Corp...........................          3
        400    * Trex Co, Inc.........................         14
      1,227    * U.S. Concrete, Inc...................          7

                       See Notes to Financial Statements
                               2002 ANNUAL REPORT TIAA Separate Account VA-1   3

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 BASIC INDUSTRIES--(CONTINUED)
      6,885    United States Steel Corp...............   $     90
        979    Universal Forest Products, Inc.........         21
      1,027    * URS Corp.............................         15
      5,847    USEC, Inc..............................         35
      2,700    b,e* USG Corp..........................         23
      3,402    Valspar Corp...........................        150
      1,229    Watsco, Inc............................         20
      2,670    Wausau-Mosinee Paper Corp..............         30
        497    * WCI Communities, Inc.................          5
      1,100    WD-40 Co...............................         29
      2,293    Wellman, Inc...........................         31
        942    West Pharmaceutical Services, Inc......         23
     14,786    Weyerhaeuser Co........................        728
        356    * William Lyon Homes, Inc..............          8
      4,742    e Worthington Industries, Inc..........         72
      4,714    * WR Grace & Co........................          9
      2,700    York International Corp................         69
                                                         --------
............    TOTAL BASIC INDUSTRIES.................     24,999
                                                         --------
 CONSUMER CYCLICAL--10.85%
        384    e* 1-800 Contacts, Inc.................         11
      2,874    * 99 Cents Only Stores.................         77
      1,037    Aaron Rents, Inc.......................         23
      5,833    * Abercrombie & Fitch Co (Class A).....        119
      1,430    * Acacia Research-Acacia
                 Technologies.........................          3
      4,414    e* Acclaim Entertainment, Inc..........          3
        664    * Acme Communication, Inc..............          5
      1,100    Action Performance Cos, Inc............         21
      1,014    * Advance Auto Parts...................         50
        833    Advanced Marketing Services, Inc.......         12
        899    * Aeropostale, Inc.....................         10
      1,013    * AFC Enterprises, Inc.................         21
        545    * Aftermarket Technology Corp..........          8
        142    * Alexander's, Inc.....................          9
      2,825    * Alliance Gaming Corp.................         48
      1,362    * AMC Entertainment, Inc...............         12
        715    e* Amerco, Inc.........................          3
      1,900    * American Axle & Manufacturing
                 Holdings, Inc........................         44
      3,834    * American Eagle Outfitters, Inc.......         53
        709    * Ameristar Casinos, Inc...............         10
        620    Angelica Corp..........................         13
      3,066    * AnnTaylor Stores Corp................         63
    290,613    * AOL Time Warner, Inc.................      3,807
      2,068    Apogee Enterprises, Inc................         19
      3,918    Applebee's International, Inc..........         91
      1,100    Arctic Cat, Inc........................         18
         97    * Arden Group, Inc (Class A)...........          6
      1,792    * Argosy Gaming Co.....................         34
      4,699    ArvinMeritor, Inc......................         78
        300    * Ascent Media Group, Inc..............          0
      6,789    Autoliv, Inc...........................        142
      2,464    * Aztar Corp...........................         35
      2,000    e* Bally Total Fitness Holding Corp....         14
        700    Bandag, Inc............................         27
        751    Barnes Group, Inc......................         15
        745    Bassett Furniture Industries, Inc......         11
        465    * Beasley Broadcast Group, Inc (Class
                 A)...................................          6
        300    * Bebe Stores, Inc.....................          4
     19,830    * Bed Bath & Beyond, Inc...............        685
      6,092    Belo Corp (Class A)....................        130
        338    * Benihana, Inc (Class A)..............          5
      8,000    * Big Lots, Inc........................        106
        574    Blair Corp.............................         13

   SHARES                                               VALUE (000)
   ------                                               -----------
      2,126    Blockbuster, Inc (Class A).............   $     26
      2,400    Bob Evans Farms, Inc...................         56
      2,130    * Boca Resorts, Inc (Class A)..........         23
      1,800    BorgWarner, Inc........................         91
      2,400    Bowne & Co, Inc........................         29
      2,248    * Boyd Gaming Corp.....................         32
      1,291    * Boyds Collection Ltd.................          9
      6,702    * Brinker International, Inc...........        216
        610    * Brookstone, Inc......................          9
      1,264    Brown Shoe Co, Inc.....................         30
      6,082    Brunswick Corp.........................        121
      1,092    e* Buca, Inc...........................          9
        500    * Buckle, Inc..........................          9
      1,286    Burlington Coat Factory Warehouse
                 Corp.................................         23
        610    Bush Industries, Inc (Class A).........          3
      9,381    e* Cablevision Systems Corp (Class
                 A)...................................        157
        186    * Cache, Inc...........................          3
      1,020    * California Pizza Kitchen, Inc........         26
      4,691    Callaway Golf Co.......................         62
        159    * Carmike Cinemas, Inc.................          3
        674    Cascade Corp...........................         11
      2,656    * Catalina Marketing Corp..............         49
      1,052    Cato Corp (Class A)....................         23
      3,640    CBRL Group, Inc........................        110
      1,783    * CEC Entertainment, Inc...............         55
      1,029    * Central Garden & Pet Co..............         19
        900    * Championship Auto Racing Teams,
                 Inc..................................          3
        596    * Champps Entertainment, Inc...........          6
        542    * Charlotte Russe Holding, Inc.........          6
      7,700    * Charming Shoppes, Inc................         32
      9,073    e* Charter Communications, Inc (Class
                 A)...................................         11
        532    * Checkers Drive-In Restaurant.........          3
        342    * Cherokee, Inc........................          5
        758    e* Chicago Pizza & Brewery, Inc........          5
      4,804    * Chico's FAS, Inc.....................         91
        824    e* Children's Place Retail Stores,
                 Inc..................................          9
      1,590    * Choice Hotels International, Inc.....         36
      1,662    * Christopher & Banks Corp.............         34
        433    Churchill Downs, Inc...................         17
      3,658    * CKE Restaurants, Inc.................         16
      2,858    Claire's Stores, Inc...................         63
     34,893    * Clear Channel Communications, Inc....      1,301
      6,078    * Coach, Inc...........................        200
      1,035    Coachmen Industries, Inc...............         16
        300    * Coldwater Creek, Inc.................          6
        720    * Cole National Corp...................          8
        904    * Columbia Sportswear Co...............         40
     86,501    * Comcast Corp.........................      2,039
     63,897    * Comcast Corp Special.................      1,443
      4,500    Cooper Tire & Rubber Co................         69
      4,822    * Copart, Inc..........................         57
     14,022    * Cox Communications, Inc (Class A)....        398
      2,400    * Cox Radio, Inc (Class A).............         55
        500    CPI Corp...............................          7
        601    e* Cross Media Marketing Corp..........          0
      1,802    * Crown Media Holdings, Inc (Class
                 A)...................................          4
        200    * CSS Industries, Inc..................          7
        434    * Culp, Inc............................          4
      2,129    * Cumulus Media, Inc (Class A).........         32
     10,224    Dana Corp..............................        120
     11,718    Darden Restaurants, Inc................        240
        790    * Dave & Buster's, Inc.................          7
     38,061    Delphi Corp............................        306
        794    * Department 56, Inc...................         10

 4  TIAA Separate Account VA-1 2002 ANNUAL REPORT
                       See Notes to Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 CONSUMER CYCLICAL--(CONTINUED)
        963    e* DHB Industries, Inc.................   $      2
      4,851    Dillard's, Inc (Class A)...............         77
     19,165    Dollar General Corp....................        229
      1,736    * Dollar Thrifty Automotive Group,
                 Inc..................................         37
      7,780    * Dollar Tree Stores, Inc..............        191
      2,613    Donaldson Co, Inc......................         94
        700    Dover Downs Gaming & Entertainment,
                 Inc..................................          6
      1,000    Dover Motorsport, Inc..................          5
      3,382    Dow Jones & Co, Inc....................        146
      2,000    * Dress Barn, Inc......................         27
      1,000    * Dura Automotive Systems, Inc.........         10
     19,764    Eastman Kodak Co.......................        693
     16,586    * EchoStar Communications Corp (Class
                 A)...................................        369
        908    * Elizabeth Arden, Inc.................         13
      2,497    * Emmis Communications Corp (Class
                 A)...................................         52
      2,405    * Entercom Communications Corp.........        113
      3,129    * Entravision Communications Corp
                 (Class A)............................         31
      2,800    Equity Inns, Inc.......................         17
        258    * Escalade, Inc........................          5
        860    e* EUniverse, Inc......................          5
      4,994    * Extended Stay America, Inc...........         74
      1,500    e Factset Research Systems, Inc........         42
     10,890    Family Dollar Stores, Inc..............        340
     13,681    * Federated Department Stores, Inc.....        393
      1,352    * Finish Line, Inc (Class A)...........         14
        354    Fisher Communications, Inc.............         19
        554    Florida East Coast Industries, Inc
                 (Class B)............................         12
      9,506    * Foot Locker, Inc.....................        100
      1,400    e* Footstar, Inc.......................         10
    122,517    e Ford Motor Co........................      1,139
      1,593    Forest City Enterprises, Inc (Class
                 A)...................................         53
      1,445    * Fossil, Inc..........................         29
      8,785    * Fox Entertainment Group, Inc (Class
                 A)...................................        228
      1,557    Fred's, Inc............................         40
      1,193    Friedman's, Inc (Class A)..............         10
      1,405    G & K Services, Inc (Class A)..........         50
     18,015    Gannett Co, Inc........................      1,293
     41,809    Gap, Inc...............................        649
      1,554    * Gaylord Entertainment Co.............         32
     16,190    * Gemstar-TV Guide International,
                 Inc..................................         53
      2,274    GenCorp, Inc...........................         18
     37,909    General Motors Corp....................      1,397
     62,788    * General Motors Corp (Class H)........        672
      1,554    * Genesco, Inc.........................         29
      5,139    * Gentex Corp..........................        163
     11,846    Genuine Parts Co.......................        365
      9,852    Goodyear Tire & Rubber Co..............         67
      1,138    * Goody's Family Clothing, Inc.........          5
      3,219    Graco, Inc.............................         92
        674    Gray Television, Inc (Class A).........          8
         52    Grey Global Group, Inc.................         32
      1,297    * Group 1 Automotive, Inc..............         31
      1,332    e* GSI Commerce, Inc...................          5
        540    * Guess?, Inc..........................          2
        982    * Guitar Center, Inc...................         16
        844    * Gulfmark Offshore, Inc...............         12
      1,721    * Gymboree Corp........................         27
      1,144    Hancock Fabrics, Inc...................         17
      1,800    * Handleman Co.........................         21
     20,433    Harley-Davidson, Inc...................        944
      1,773    Harman International Industries, Inc...        105
      7,808    * Harrah's Entertainment, Inc..........        309
      2,663    * Harris Interactive, Inc..............          8

   SHARES                                               VALUE (000)
   ------                                               -----------
      4,122    Harte-Hanks, Inc.......................   $     77
      1,232    Haverty Furniture Cos, Inc.............         17
      1,228    * Hearst-Argyle Television, Inc........         30
        498    * Hibbett Sporting Goods, Inc..........         12
     22,518    Hilton Hotels Corp.....................        286
      4,081    * Hispanic Broadcasting Corp...........         84
      3,730    Hollinger International, Inc...........         38
        700    * Hollywood Casino Corp (Class A)......          9
      3,398    * Hollywood Entertainment Corp.........         51
      2,236    e* Hot Topic, Inc......................         51
      1,008    * iDine Rewards Network, Inc...........         11
      1,384    * IHOP Corp............................         33
        700    * IMPCO Technologies, Inc..............          3
        734    * Information Holdings, Inc............         11
      2,972    * Insight Communications Co, Inc.......         37
      2,541    * Interactive Data Corp................         35
      1,548    Intermet Corp..........................          7
      6,087    * International Game Technology........        462
      1,882    International Speedway Corp (Class
                 A)...................................         70
     25,852    Interpublic Group Of Cos, Inc..........        364
      1,786    * Intertan, Inc........................         13
      1,142    * Isle Of Capri Casinos, Inc...........         15
     18,144    J.C. Penney Co, Inc....................        417
      2,556    * Jack In The Box, Inc.................         44
      1,657    * Jakks Pacific, Inc...................         22
      1,030    e* Jo-Ann Stores, Inc (Class A)........         24
      5,980    Johnson Controls, Inc..................        479
        264    * Johnson Outdoors, Inc (Class A)......          3
      8,160    * Jones Apparel Group, Inc.............        289
      1,919    * Journal Register Co..................         34
      1,314    * K2, Inc..............................         12
      1,700    Kellwood Co............................         44
        500    * Kenneth Cole Productions, Inc (Class
                 A)...................................         10
        739    * Keystone Automotive Industries,
                 Inc..................................         11
      2,436    Kimball International, Inc (Class B)...         35
      1,369    * Kirby Corp...........................         37
      5,719    Knight Ridder, Inc.....................        362
     19,677    * Kohl's Corp..........................      1,101
      2,801    * Krispy Kreme Doughnuts, Inc..........         95
      1,551    * Kroll, Inc...........................         30
        915    K-Swiss, Inc (Class A).................         20
      5,102    * Lamar Advertising Co.................        172
      1,378    Landry's Restaurants, Inc..............         29
      1,208    LaSalle Hotel Properties...............         17
      3,552    La-Z-Boy, Inc..........................         85
      4,499    * Lear Corp............................        150
      3,000    Lee Enterprises, Inc...................        101
     13,371    Leggett & Platt, Inc...................        300
      1,100    Libbey, Inc............................         29
    182,324    * Liberty Media Corp (Class A).........      1,630
     28,816    Limited Brands, Inc....................        401
      1,227    * Lin TV Corp (Class A)................         30
      2,407    * Linens 'n Things, Inc................         54
      7,265    Liz Claiborne, Inc.....................        215
        791    * Lodgenet Entertainment Corp..........          8
      1,175    Lone Star Steakhouse & Saloon, Inc.....         23
      1,800    * Luby's, Inc..........................          5
      2,817    * Mandalay Resort Group................         86
      1,242    Marcus Corp............................         18
        474    Marine Products Corp...................          5
     13,035    Marriott International, Inc (Class
                 A)...................................        428
        600    e* Martha Stewart Living Omnimedia, Inc
                 (Class A)............................          6
      4,500    * Mascotech, Inc (Escrow)..............          0
        986    * Maxwell Shoe Co, Inc (Class A).......         11

                       See Notes to Financial Statements
                               2002 ANNUAL REPORT TIAA Separate Account VA-1   5

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 CONSUMER CYCLICAL--(CONTINUED)
     19,421    e May Department Stores Co.............   $    446
      5,338    Maytag Corp............................        152
      1,222    McClatchy Co (Class A).................         69
     85,871    McDonald's Corp........................      1,381
     13,149    McGraw-Hill Cos, Inc...................        795
        918    Media General, Inc (Class A)...........         55
      3,855    * Mediacom Communications Corp.........         34
        778    e* Medis Technologies Ltd..............          4
      2,269    * Men's Wearhouse, Inc.................         39
      2,846    Meredith Corp..........................        117
      1,315    * Metro One Telecommunications, Inc....          8
      3,154    * Metro-Goldwyn-Mayer, Inc.............         41
      4,588    * MGM Mirage...........................        151
      4,573    * Michaels Stores, Inc.................        143
      1,115    * Micros Systems, Inc..................         25
        643    * Midas, Inc...........................          4
      1,980    e* Midway Games, Inc...................          8
      2,000    Modine Manufacturing Co................         35
      3,500    * Mohawk Industries, Inc...............        199
      1,720    * Monaco Coach Corp....................         28
        230    * Monarch Casino & Resort, Inc.........          3
        388    * Monro Muffler Brake, Inc.............          7
        352    * Mossimo, Inc.........................          2
        145    * Mothers Work, Inc....................          5
      1,042    * Movie Gallery, Inc...................         14
      2,007    * MSC Industrial Direct Co (Class A)...         36
      1,437    * MTR Gaming Group, Inc................         11
        736    e* Multimedia Games, Inc...............         20
      1,428    Myers Industries, Inc..................         15
        300    National Presto Industries, Inc........          9
      1,819    * Nautica Enterprises, Inc.............         20
      2,137    e* Nautilus Group, Inc.................         29
      1,830    e* Neiman Marcus Group, Inc (Class
                 A)...................................         56
        723    * Neiman Marcus Group, Inc (Class B)...         20
        100    * Netratings, Inc......................          1
      9,201    New York Times Co (Class A)............        421
      4,958    Nike, Inc (Class B)....................        220
      6,514    Nordstrom, Inc.........................        124
      1,900    * Oakley, Inc..........................         20
      1,120    * O'Charley's, Inc.....................         23
     12,672    Omnicom Group, Inc.....................        819
      2,761    * O'Reilly Automotive, Inc.............         70
        739    Oshkosh B'gosh, Inc (Class A)..........         21
      1,007    Oshkosh Truck Corp.....................         62
      4,119    Outback Steakhouse, Inc................        142
        437    Oxford Industries, Inc.................         11
      1,119    e* P.F. Chang's China Bistro, Inc......         41
      3,166    * Pacific Sunwear Of California, Inc...         56
      2,069    * PanAmSat Corp........................         30
      1,488    * Panera Bread Co (Class A)............         52
        875    e* Papa John's International, Inc......         24
     18,755    * Park Place Entertainment Corp........        158
        600    e* Parkervision, Inc...................          5
      1,546    * Payless Shoesource, Inc..............         80
      1,866    * Penn National Gaming, Inc............         30
      1,074    * Penton Media, Inc....................          1
      2,973    * Performance Food Group Co............        101
      1,700    Phillips-Van Heusen Corp...............         20
      6,500    Pier 1 Imports, Inc....................        123
      1,730    * Pinnacle Entertainment, Inc..........         12
      4,100    * Pinnacle Systems, Inc................         56
      1,258    * Pixar, Inc...........................         67
      1,112    * PLATO Learning, Inc..................          7

   SHARES                                               VALUE (000)
   ------                                               -----------
        945    e* Playboy Enterprises, Inc (Class
                 B)...................................   $     10
      1,600    e Polaris Industries, Inc..............         94
      2,209    * Polo Ralph Lauren Corp...............         48
      2,200    * Presstek, Inc........................         10
        300    * Pricesmart, Inc......................          7
      3,200    * Prime Hospitality Corp...............         26
      9,402    * Primedia, Inc........................         19
      1,000    * Private Media Group, Inc.............          3
        639    Pulitzer, Inc..........................         29
        860    * Quaker Fabric Corp...................          6
      1,403    * Quiksilver, Inc......................         37
        610    * Racing Champions Ertl Corp...........          8
      3,960    * Radio One, Inc (Class A).............         58
        820    * Radio One, Inc (Class D).............         12
      1,420    * Rare Hospitality International,
                 Inc..................................         39
      2,992    * Raytech Corp.........................         17
      6,850    Reader's Digest Association, Inc (Class
                 A)...................................        103
      3,360    * Reebok International Ltd.............         99
      1,299    Regal Entertainment Group (Class A)....         28
      1,300    * Regent Communications, Inc...........          8
      3,015    Regis Corp.............................         78
      1,863    * Rent-A-Center, Inc...................         93
      1,353    * Resources Connection, Inc............         31
        605    * Rex Stores Corp......................          6
        430    Riviana Foods, Inc.....................         12
      5,396    Ross Stores, Inc.......................        229
      4,500    Ruby Tuesday, Inc......................         78
      1,702    Russell Corp...........................         28
      3,096    * Ryan's Family Steak Houses, Inc......         35
      1,057    * Saga Communications, Inc (Class A)...         20
      8,317    * Saks, Inc............................         98
        695    * Salem Communications Corp (Class
                 A)...................................         17
        460    e* Salton, Inc.........................          4
        600    Schawk, Inc............................          6
      2,073    * Scholastic Corp......................         75
      2,308    * Scientific Games Corp (Class A)......         17
      1,306    * Scotts Co (Class A)..................         64
      1,238    e* SCP Pool Corp.......................         36
      2,002    Scripps (E.W.) Co (Class A)............        154
     19,192    Sears Roebuck & Co.....................        460
        517    * Shoe Carnival, Inc...................          7
      2,069    * ShopKo Stores, Inc...................         26
      1,230    e* Shuffle Master, Inc.................         24
      2,214    * Sinclair Broadcast Group, Inc (Class
                 A)...................................         26
      4,700    e* Sirius Satellite Radio, Inc.........          3
      6,211    * Six Flags, Inc.......................         35
      1,197    Smith (A.O.) Corp......................         32
      1,793    * Sonic Automotive, Inc................         27
      2,516    * Sonic Corp...........................         52
      3,230    * Sotheby's Holdings, Inc (Class A)....         29
      2,599    * Spanish Broadcasting System, Inc
                 (Class A)............................         19
        649    Spartan Motors, Inc....................          7
      1,000    Speedway Motorsports, Inc..............         26
      1,755    e* Sports Resorts International, Inc...         10
      1,437    * Stage Stores, Inc....................         30
        500    Standard Motor Products, Inc...........          7
        389    * Stanley Furniture Co, Inc............          9
     26,220    e* Starbucks Corp......................        534
     13,596    Starwood Hotels & Resorts Worldwide,
                 Inc..................................        323
      2,498    * Station Casinos, Inc.................         44
      2,167    Steelcase, Inc (Class A)...............         24
      1,757    * Stein Mart, Inc......................         11
        600    * Steven Madden Ltd....................         11
        700    * Stoneridge, Inc......................          8

 6  TIAA Separate Account VA-1 2002 ANNUAL REPORT
                       See Notes to Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 CONSUMER CYCLICAL--(CONTINUED)
      2,696    Stride Rite Corp.......................   $     19
      1,400    Sturm Ruger & Co, Inc..................         13
      1,431    Superior Industries International,
                 Inc..................................         59
      2,200    * Sylvan Learning Systems, Inc.........         36
      1,800    Talbots, Inc...........................         50
        400    Tanger Factory Outlet Centers, Inc.....         12
     61,487    Target Corp............................      1,845
      1,219    * TBC Corp.............................         15
      2,719    * Tenneco Automotive, Inc..............         11
      3,430    * The Cheesecake Factory, Inc..........        124
      2,355    * The Sports Authority, Inc............         16
      1,400    * The Steak n Shake Co.................         14
        576    * Thomas Nelson, Inc...................          6
      1,100    Thor Industries, Inc...................         38
      2,833    e* THQ, Inc............................         38
      7,623    Tiffany & Co...........................        182
      1,268    * Timberland Co (Class A)..............         45
     36,478    TJX Cos, Inc...........................        712
      2,439    * Too, Inc.............................         57
      2,585    * Topps Co, Inc........................         22
      3,113    * Tower Automotive, Inc................         14
     13,166    Tribune Co.............................        599
        269    * Tropical Sportswear International
                 Corp.................................          2
     12,046    * U.S.A. Interactive, Inc..............        275
      3,511    * Unifi, Inc...........................         18
      5,408    * UnitedGlobalcom, Inc (Class A).......         13
      1,000    * Universal Electronics, Inc...........         10
     10,478    e* Univision Communications, Inc (Class
                 A)...................................        257
        533    * Urban Outfitters, Inc................         13
        582    * Vail Resorts, Inc....................          9
      3,432    * Valassis Communications, Inc.........        101
      1,056    * Vans, Inc............................          6
      2,249    * Vastera, Inc.........................         13
      5,742    VF Corp................................        207
      7,400    * Viacom, Inc (Class A)................        302
     98,378    * Viacom, Inc (Class B)................      4,010
      9,045    Visteon Corp...........................         63
      1,600    * Wabash National Corp.................         13
    184,840    Wal-Mart Stores, Inc...................      9,336
    138,333    Walt Disney Co.........................      2,256
        176    Washington Post Co (Class B)...........        130
      7,405    Wendy's International, Inc.............        200
        744    * West Marine, Inc.....................         10
      2,600    e* Westpoint Stevens, Inc..............          2
      5,301    * Westwood One, Inc....................        198
      1,813    * Wet Seal, Inc (Class A)..............         20
      4,323    Whirlpool Corp.........................        226
      3,300    Wiley (John) & Sons, Inc (Class A).....         79
      6,132    * Williams-Sonoma, Inc.................        166
        700    * Wilsons The Leather Experts, Inc.....          4
        867    Winnebago Industries, Inc..............         34
      1,562    * WMS Industries, Inc..................         23
      2,882    Wolverine World Wide, Inc..............         44
        600    Woodward Governor Co...................         26
        717    * World Wrestling Federation
                 Entertainment, Inc...................          6
      3,608    e* XM Satellite Radio Holdings, Inc....         10
     26,510    * Yahoo!, Inc..........................        433
      1,003    * Young Broadcasting, Inc (Class A)....         13
     20,153    * Yum! Brands, Inc.....................        488
      2,294    * Zale Corp............................         73
      1,300    * Zenith Electronics Corp..............          0
      2,400    * Zomax, Inc...........................         10
                                                         --------

   SHARES                                               VALUE (000)
   ------                                               -----------
               TOTAL CONSUMER CYCLICAL................   $ 66,739
                                                         --------
 CONSUMER NON-CYCLICAL--10.39%
        877    * 1-800-Flowers.com, Inc (Class A).....          5
      1,696    * 7-Eleven, Inc........................         13
        872    * AC Moore Arts & Crafts, Inc..........         11
      2,414    Alberto-Culver Co (Class B)............        122
     25,719    Albertson's, Inc.......................        573
     12,914    e* Amazon.Com, Inc.....................        244
      4,531    * American Greetings Corp (Class A)....         72
      1,106    e* American Italian Pasta Co (Class
                 A)...................................         40
     59,471    Anheuser-Busch Cos, Inc................      2,878
      1,164    * Applica, Inc.........................          6
      2,166    * Aramark Corp (Class B)...............         51
     38,704    Archer Daniels Midland Co..............        480
        553    * Asbury Automotive Group, Inc.........          5
        900    * Aurora Foods, Inc....................          1
     13,682    * Autonation, Inc......................        172
      4,854    * Autozone, Inc........................        343
     16,002    Avon Products, Inc.....................        862
      3,004    * Barnes & Noble, Inc..................         54
     17,471    * Best Buy Co, Inc.....................        422
      4,983    * BJ's Wholesale Club, Inc.............         91
      2,239    Blyth, Inc.............................         60
      5,623    * Borders Group, Inc...................         91
        700    * Boston Beer Co, Inc (Class A)........         10
        208    Bridgford Foods Corp...................          2
      2,314    Brown-Forman Corp (Class B)............        151
         39    * Bruno's Supermarkets, Inc............          0
      2,500    e* Cadiz, Inc..........................          1
     15,285    Campbell Soup Co.......................        359
      7,018    * Carmax, Inc..........................        125
      2,822    Casey's General Stores, Inc............         34
      4,002    * CDW Computer Centers, Inc............        175
      2,584    * Chiquita Brands International, Inc...         34
      2,493    Church & Dwight Co, Inc................         76
     14,461    Circuit City Stores, Inc (Circuit City
                 Group)...............................        107
     11,442    Clorox Co..............................        472
         63    Coca-Cola Bottling Co Consolidated.....          4
    137,703    Coca-Cola Co...........................      6,034
     15,888    Coca-Cola Enterprises, Inc.............        345
     37,093    Colgate-Palmolive Co...................      1,945
     36,288    e Conagra Foods, Inc...................        908
      5,033    * Constellation Brands, Inc (Class
                 A)...................................        119
      1,894    Coors (Adolph) Co (Class B)............        116
      2,328    Corn Products International, Inc.......         70
      1,370    e* Cost Plus, Inc......................         39
     30,694    * Costco Wholesale Corp................        861
     26,568    CVS Corp...............................        663
      6,122    * Dean Foods Co........................        227
        299    * DEL Laboratories, Inc................          6
     12,588    * Del Monte Foods Co...................         97
      2,443    Delta & Pine Land Co...................         50
      6,530    Dial Corp..............................        133
      3,045    DIMON, Inc.............................         18
      2,921    Dole Food Co...........................         95
      1,240    Dreyer's Grand Ice Cream, Inc..........         88
      1,873    * Drugstore.Com, Inc...................          4
      1,510    * Duane Reade, Inc.....................         26
     10,163    * eBay, Inc............................        689
        700    * Electronics Boutique Holdings Corp...         11
      6,302    * Energizer Holdings, Inc..............        176
      7,158    Estee Lauder Cos (Class A).............        189
      2,243    Ethan Allen Interiors, Inc.............         77
        544    e* Expedia, Inc (Class A)..............         36

                       See Notes to Financial Statements
                               2002 ANNUAL REPORT TIAA Separate Account VA-1   7

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 CONSUMER NON-CYCLICAL--(CONTINUED)
        115    * Expedia, Inc Wts 02/04/09............   $      4
        900    * Factory 2-U Stores, Inc..............          3
      1,198    * FAO, Inc.............................          1
         65    Farmer Brothers Co.....................         20
      3,981    Fastenal Co............................        149
        383    * Finlay Enterprises, Inc..............          5
      2,762    e Fleming Cos, Inc.....................         18
      1,589    Flowers Foods, Inc.....................         31
      1,297    * FTI Consulting, Inc..................         52
      3,459    * Furniture Brands International,
                 Inc..................................         82
        394    * Gaiam, Inc...........................          4
        747    * Galyans Trading Co, Inc..............          7
      1,300    e* Gamestop Corp.......................         13
        452    * Gart Sports Co.......................          9
     24,741    General Mills, Inc.....................      1,162
     71,716    e Gillette Co..........................      2,177
      1,203    * Great Atlantic & Pacific Tea Co,
                 Inc..................................         10
        226    * Green Mountain Coffee, Inc...........          3
     23,778    H.J. Heinz Co..........................        782
      1,696    * Hain Celestial Group, Inc............         26
      9,648    Hasbro, Inc............................        111
      5,200    Herman Miller, Inc.....................         96
      6,372    Hershey Foods Corp.....................        430
    159,404    Home Depot, Inc........................      3,819
        469    * Horizon Organic Holding Corp.........          8
      5,077    Hormel Foods Corp......................        118
      1,700    Hughes Supply, Inc.....................         46
        700    Ingles Markets, Inc (Class A)..........          8
      2,951    * Insight Enterprises, Inc.............         25
        236    Inter Parfums, Inc.....................          2
      3,257    Interface, Inc (Class A)...............         10
      4,926    International Flavors & Fragrances,
                 Inc..................................        173
      1,137    * International Multifoods Corp........         24
      2,936    Interstate Bakeries Corp...............         45
        400    * J & J Snack Foods Corp...............         14
      3,016    J.M. Smucker Co........................        120
      1,216    * Jill (J.) Group, Inc.................         17
     16,699    Kellogg Co.............................        572
     19,037    Kraft Foods, Inc (Class A).............        741
     53,902    * Kroger Co............................        833
      1,933    Lancaster Colony Corp..................         76
      1,746    Lance, Inc.............................         21
        561    * Lithia Motors, Inc (Class A).........          9
      1,876    Loews Corp (Carolina Group)............         38
      2,200    Longs Drug Stores Corp.................         46
     52,728    Lowe's Cos.............................      1,977
        525    * MarineMax, Inc.......................          6
      1,224    * Marvel Enterprises, Inc..............         11
     29,631    Mattel, Inc............................        567
      9,489    McCormick & Co, Inc (Non-Vote).........        220
      1,011    * Monterey Pasta Co....................          4
        589    Movado Group, Inc......................         11
        785    Nash Finch Co..........................          6
        259    * National Beverage Corp...............          4
        847    Nature's Sunshine Products, Inc........          8
      2,946    * NBTY, Inc............................         52
        397    e* NetFlix, Inc........................          4
     18,120    Newell Rubbermaid, Inc.................        550
      3,183    Nu Skin Enterprises, Inc (Class A).....         38
     20,901    * Office Depot, Inc....................        308
      8,289    * OfficeMax, Inc.......................         41
      1,039    Oneida Ltd.............................         11
        216    * Overstock.com, Inc...................          3

   SHARES                                               VALUE (000)
   ------                                               -----------
        425    * Party City Corp......................   $      5
      2,206    * Pathmark Stores, Inc.................         11
        400    * PC Connection, Inc...................          2
        624    * Peets Coffee & Tea, Inc..............          9
        768    * Penn Traffic Co......................          3
      3,435    Pep Boys-Manny Moe & Jack..............         40
     11,947    Pepsi Bottling Group, Inc..............        307
      5,901    PepsiAmericas Inc......................         79
    120,002    PepsiCo, Inc...........................      5,066
      4,300    * Perrigo Co...........................         52
      1,043    * Petco Animal Supplies, Inc...........         24
      8,132    * Petsmart, Inc........................        139
    145,149    Philip Morris Cos, Inc.................      5,883
      1,099    Pilgrim's Pride Corp (Class B).........          9
      1,900    * Playtex Products, Inc................         19
      9,098    e* Priceline.com, Inc..................         15
      1,157    * Princeton Review, Inc................          6
     88,173    Procter & Gamble Co....................      7,578
      6,290    R.J. Reynolds Tobacco Holdings, Inc....        265
     11,917    RadioShack Corp........................        223
      2,156    * Ralcorp Holdings, Inc................         54
      1,285    * Restoration Hardware, Inc............          6
        615    e* Revlon, Inc (Class A)...............          2
     27,940    * Rite Aid Corp........................         68
        669    * Robert Mondavi Corp (Class A)........         21
      2,200    Ruddick Corp...........................         30
        700    Russ Berrie & Co, Inc..................         24
     31,097    * Safeway, Inc.........................        726
     52,984    Sara Lee Corp..........................      1,193
      1,040    Schweitzer-Mauduit International,
                 Inc..................................         25
         26    Seaboard Corp..........................          6
        993    * Seminis, Inc (Class A)...............          3
      3,076    Sensient Technologies Corp.............         69
        508    * Sharper Image Corp...................          9
      1,100    * Skechers U.S.A., Inc (Class A).......          9
        900    * Smart & Final, Inc...................          5
      7,580    * Smithfield Foods, Inc................        150
      2,500    * Stamps.com, Inc......................         12
        803    Standard Commercial Corp...............         15
     31,769    * Staples, Inc.........................        581
        298    * Steinway Musical Instruments, Inc....          5
        500    Stepan Co..............................         13
      2,382    * The Bombay Co, Inc...................         12
      1,000    Thomas Industries, Inc.................         26
      2,331    * Ticketmaster (Class B)...............         49
      1,726    Tootsie Roll Industries, Inc...........         53
     13,415    * Toys "R" Us, Inc.....................        134
        980    * Tractor Supply Co....................         37
      1,215    * Trans World Entertainment Corp.......          4
        955    * Triarc Cos, Inc......................         25
        700    * Tuesday Morning Corp.................         12
      3,650    Tupperware Corp........................         55
      1,389    * Tweeter Home Entertainment Group,
                 Inc..................................          8
     15,485    Tyson Foods, Inc (Class A).............        174
      1,214    * United Auto Group, Inc...............         15
      1,291    * United Natural Foods, Inc............         33
      1,760    Universal Corp.........................         65
     11,469    UST, Inc...............................        383
      1,504    * Valuevision International, Inc (Class
                 A)...................................         23
      1,357    Vector Group Ltd.......................         16
        624    * Virbac Corp..........................          4
     69,086    Walgreen Co............................      2,017
        765    * Water Pik Technologies, Inc..........          6
      1,705    * Weight Watchers International, Inc...         78

 8  TIAA Separate Account VA-1 2002 ANNUAL REPORT
                       See Notes to Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 CONSUMER NON-CYCLICAL--(CONTINUED)
        779    Weis Markets, Inc......................   $     24
        805    * Whitehall Jewellers, Inc.............          8
      3,539    * Whole Foods Market, Inc..............        187
      1,385    * Wild Oats Markets, Inc...............         14
      4,470    Winn-Dixie Stores, Inc.................         68
     10,965    Wrigley (Wm.) Jr Co....................        602
      1,948    * Yankee Candle Co, Inc................         31
                                                         --------
               TOTAL CONSUMER NON-CYCLICAL............     63,873
                                                         --------
 ENERGY--5.65%
        997    * 3TEC Energy Corp.....................         14
      4,764    Amerada Hess Corp......................        262
     16,823    Anadarko Petroleum Corp................        806
      9,360    Apache Corp............................        533
      4,796    Ashland, Inc...........................        137
        673    * Atwood Oceanics, Inc.................         20
     22,875    Baker Hughes, Inc......................        736
      1,300    Berry Petroleum Co (Class A)...........         22
     10,660    * BJ Services Co.......................        344
     13,660    Burlington Resources, Inc..............        583
      2,023    Cabot Oil & Gas Corp (Class A).........         50
      2,644    * Cal Dive International, Inc..........         62
        662    CARBO Ceramics, Inc....................         22
      9,900    Chesapeake Energy Corp.................         77
     72,458    ChevronTexaco Corp.....................      4,817
      2,899    * Cimarex Energy Co....................         52
      1,600    * Comstock Resources, Inc..............         15
     45,664    ConocoPhillips.........................      2,210
      3,197    * Cooper Cameron Corp..................        159
      1,411    * Denbury Resources, Inc...............         16
      9,789    Devon Energy Corp......................        449
      3,682    Diamond Offshore Drilling, Inc.........         80
        463    * Dril-Quip, Inc.......................          8
        111    * Encore Acquisition Co................          2
      1,380    * Energy Partners Ltd..................         15
      9,849    ENSCO International, Inc...............        290
      7,954    EOG Resources, Inc.....................        318
      1,332    * Evergreen Resources, Inc.............         60
      1,120    e* Exploration Co Of Delaware, Inc.....          3
    460,107    Exxon Mobil Corp.......................     16,076
      2,084    * Forest Oil Corp......................         57
         14    * Forest Oil Corp Wts 02/15/04.........          0
         14    * Forest Oil Corp Wts 02/15/05.........          0
      1,879    Frontier Oil Corp......................         32
        293    Getty Realty Corp......................          6
      4,627    * Global Industries Ltd................         19
      6,404    * Grant Prideco, Inc...................         75
     12,038    * Grey Wolf, Inc.......................         48
        546    * Gulf Island Fabrication, Inc.........          9
     29,579    Halliburton Co.........................        553
      3,495    * Hanover Compressor Co................         32
      2,496    * Harvest Natural Resources, Inc.......         16
      3,449    Helmerich & Payne, Inc.................         96
        689    Holly Corp.............................         15
      1,000    * Horizon Offshore, Inc................          5
        700    * Houston Exploration Co...............         21
        835    * Hydril Co............................         20
      3,300    * Input/Output, Inc....................         14
      6,840    Kerr-McGee Corp........................        303
      6,598    * Key Energy Services, Inc.............         59
        400    Lufkin Industries, Inc.................          9
      3,412    * Magnum Hunter Resources, Inc.........         20
        572    * Magnum Hunter Resources, Inc Wts
                 03/21/05.............................          0

   SHARES                                               VALUE (000)
   ------                                               -----------
     20,900    Marathon Oil Corp......................   $    445
      2,707    * Maverick Tube Corp...................         35
      3,066    e* Meridian Resource Corp..............          3
      4,882    Murphy Oil Corp........................        209
      5,494    * National-Oilwell, Inc................        120
      3,059    * Newfield Exploration Co..............        110
      3,939    Noble Energy, Inc......................        148
      1,100    * Nuevo Energy Co......................         12
     25,496    Occidental Petroleum Corp..............        725
     12,100    Ocean Energy, Inc......................        242
      1,600    * Oceaneering International, Inc.......         40
      5,591    * Parker Drilling Co...................         12
      1,750    Patina Oil & Gas Corp..................         55
      4,874    * Patterson-UTI Energy, Inc............        147
        181    * Petroleum Helicopters (Vote).........          5
      7,882    * Pioneer Natural Resources Co.........        199
      1,700    * Plains Exploration & Production Co...         17
      1,700    * Plains Resources, Inc................         20
      3,508    Pogo Producing Co......................        131
      1,296    * Premcor, Inc.........................         29
      7,574    * Pride International, Inc.............        113
        650    * Prima Energy Corp....................         15
      3,492    * Range Resources Corp.................         19
      1,242    * Remington Oil & Gas Corp.............         20
      6,462    Rowan Cos, Inc.........................        147
        700    RPC, Inc...............................          8
      1,146    * Seacor Smit, Inc.....................         51
      6,952    * Smith International, Inc.............        227
      1,366    * Spinnaker Exploration Co.............         30
      2,000    St. Mary Land & Exploration Co.........         50
      1,545    * Stone Energy Corp....................         52
      4,632    Sunoco, Inc............................        154
      3,300    * Superior Energy Services, Inc........         27
      1,700    * Swift Energy Co......................         16
      4,106    * Tesoro Petroleum Corp................         19
      3,563    Tidewater, Inc.........................        111
      2,400    * Tom Brown, Inc.......................         60
        486    * Total Fina Elf S.A. Wts 08/05/03.....         12
      1,143    * Transmontaigne, Inc..................          5
      1,583    * Trico Marine Services, Inc...........          5
      2,600    * Unit Corp............................         48
      1,098    * Universal Compression Holdings,
                 Inc..................................         21
     17,697    e Unocal Corp..........................        541
      6,895    Valero Energy Corp.....................        255
      5,420    * Varco International, Inc.............         94
      2,260    * Veritas DGC, Inc.....................         18
      3,500    Vintage Petroleum, Inc.................         37
      1,153    * Westport Resources Corp..............         24
      1,475    * W-H Energy Services, Inc.............         22
        637    World Fuel Services Corp...............         13
      8,036    XTO Energy, Inc........................        198
                                                         --------
               TOTAL ENERGY...........................     34,763
                                                         --------
 FINANCIAL SERVICES--21.37%
      1,016    1st Source Corp........................         17
      2,299    21st Century Insurance Group...........         29
      5,529    A.G. Edwards, Inc......................        182
        711    ABC Bancorp............................          9
      1,151    Acadia Realty Trust....................          9
      1,625    Advanta Corp (Class A).................         15
      1,500    * Affiliated Managers Group, Inc.......         75
     35,040    Aflac, Inc.............................      1,055
        700    Alabama National Bancorp...............         30
      1,137    Alexandria Real Estate Equities, Inc...         48

                       See Notes to Financial Statements
                               2002 ANNUAL REPORT TIAA Separate Account VA-1   9

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 FINANCIAL SERVICES--(CONTINUED)
      2,573    Alfa Corp..............................   $     31
        407    * Alleghany Corp.......................         72
        850    Allegiant Bancorp, Inc.................         15
      7,495    e Allied Capital Corp..................        164
      3,675    * Allmerica Financial Corp.............         37
     47,879    Allstate Corp..........................      1,771
      5,726    AMB Property Corp......................        157
      5,665    Ambac Financial Group, Inc.............        319
      1,700    Amcore Financial, Inc..................         37
      2,583    e American Capital Strategies Ltd......         56
     80,035    e American Express Co..................      2,829
      2,172    American Financial Group, Inc..........         50
      1,675    American Financial Holdings, Inc.......         50
        470    American Home Mortgage Holdings, Inc...          5
    155,854    American International Group, Inc......      9,016
        419    American National Bankshares, Inc......         11
        693    American National Insurance Co.........         57
        652    * American Physicians Capital, Inc.....         12
      7,450    e* AmeriCredit Corp....................         58
      6,620    * Ameritrade Holding Corp..............         37
      2,774    e AmerUs Group Co......................         78
      1,041    AMLI Residential Properties Trust......         22
     24,654    AmSouth Bancorp........................        473
      1,467    Anchor Bancorp Wisconsin, Inc..........         30
      5,903    Annaly Mortgage Management, Inc........        111
      2,904    e Anthracite Capital, Inc..............         32
        878    Anworth Mortgage Asset Corp............         11
     17,057    AON Corp...............................        322
      5,261    Apartment Investment & Management Co
                 (Class A)............................        197
      2,102    Apex Mortgage Capital, Inc.............         14
     11,972    Archstone-Smith Trust..................        282
      4,002    Arden Realty, Inc......................         89
      1,552    e Argonaut Group, Inc..................         23
        488    Arrow Financial Corp...................         15
      5,173    Associated Banc-Corp...................        176
      1,181    Associated Estates Realty Corp.........          8
      5,826    Astoria Financial Corp.................        158
      4,103    AvalonBay Communities, Inc.............        161
        500    Baldwin & Lyons, Inc (Class B).........         12
        939    Banc Corp..............................          7
        283    Bancfirst Corp.........................         13
      5,600    Bancorpsouth, Inc......................        109
        817    Bank Mutual Corp.......................         19
    104,432    Bank Of America Corp...................      7,265
      1,000    Bank Of Granite Corp...................         18
      4,703    Bank Of Hawaii Corp....................        143
     49,222    Bank Of New York Co, Inc...............      1,179
        319    Bank Of The Ozarks, Inc................          7
     79,683    Bank One Corp..........................      2,912
      2,677    BankAtlantic Bancorp, Inc (Class A)....         25
     10,078    Banknorth Group, Inc...................        228
      1,281    * Bankunited Financial Corp (Class
                 A)...................................         21
        777    Banner Corp............................         15
      4,537    * Bay View Capital Corp................         26
     32,316    BB&T Corp..............................      1,195
      6,393    Bear Stearns Cos, Inc..................        380
        828    * Beazer Homes U.S.A., Inc.............         50
        996    Bedford Property Investors, Inc........         26
      2,616    Berkley (W.R.) Corp....................        104
        449    Berkshire Hills Bancorp, Inc...........         11
        420    * BKF Capital Group, Inc...............          7
      1,130    * Blackrock, Inc.......................         45
        779    * BOK Financial Corp...................         25

   SHARES                                               VALUE (000)
   ------                                               -----------
      1,020    Boston Private Financial Holdings,
                 Inc..................................   $     20
      4,558    Boston Properties, Inc.................        168
        283    Bostonfed Bancorp, Inc.................          8
      1,400    Boykin Lodging Co......................         13
      1,933    Brandywine Realty Trust................         42
      3,159    BRE Properties, Inc (Class A)..........         99
      1,727    Brookline Bancorp, Inc.................         21
      3,354    Brown & Brown, Inc.....................        108
        267    Bryn Mawr Bank Corp....................         10
        700    BSB Bancorp, Inc.......................         15
        249    California First National Bancorp......          3
        580    Camden National Corp...................         14
      2,491    Camden Property Trust..................         82
      1,459    Capital Automotive REIT................         35
        400    Capital City Bank Group, Inc...........         16
     14,053    Capital One Financial Corp.............        418
        554    Capitol Bancorp Ltd....................         13
      1,624    Capitol Federal Financial..............         47
        650    Capstead Mortgage Corp.................         16
      3,615    CarrAmerica Realty Corp................         91
        897    Cascade Bancorp........................         12
      1,600    Cash America International, Inc........         15
      5,643    * Catellus Development Corp............        112
      1,069    Cathay Bancorp, Inc....................         41
        239    CB Bancshares, Inc.....................         10
      1,507    CBL & Associates Properties, Inc.......         60
        630    CCBT Financial Cos, Inc................         16
        882    * CCC Information Services Group,
                 Inc..................................         16
        758    Center Trust, Inc......................          6
      1,600    Centerpoint Properties Corp............         91
        538    * Central Coast Bancorp................         11
        229    Century Bancorp, Inc (Class A).........          6
      1,366    * Ceres Group, Inc.....................          3
      1,044    CFS Bancorp, Inc.......................         15
     73,913    Charles Schwab Corp....................        802
        285    Charter Financial Corp.................          9
      2,500    Charter Municipal Mortgage Acceptance
                 Co...................................         43
     15,783    Charter One Financial, Inc.............        453
      1,594    Chateau Communities, Inc...............         37
      1,889    Chelsea Property Group, Inc............         63
      1,562    Chemical Financial Corp................         50
      2,066    Chittenden Corp........................         53
      5,808    * ChoicePoint, Inc.....................        229
     11,003    Chubb Corp.............................        574
      9,390    Cincinnati Financial Corp..............        353
    354,069    Citigroup, Inc.........................     12,460
      3,400    * Citigroup, Inc (Litigation
                 Warrants)............................          4
      3,061    Citizens Banking Corp..................         76
        651    Citizens First Bancorp, Inc............         14
      1,725    * Citizens, Inc........................         13
        550    City Bank..............................         14
      1,237    City Holding Co........................         35
      2,782    City National Corp.....................        122
      1,019    * Clark/Bardes, Inc....................         20
      1,704    * CNA Financial Corp...................         44
      1,100    CNA Surety Corp........................          9
        300    Coastal Bancorp, Inc...................         10
        598    Coastal Financial Corp.................          8
        450    CoBiz, Inc.............................          7
      8,230    Colonial Bancgroup, Inc................         98
      1,022    Colonial Properties Trust..............         35
        416    Columbia Bancorp.......................          9
      1,009    * Columbia Banking System, Inc.........         13
     12,137    e Comerica, Inc........................        525

 10  TIAA Separate Account VA-1 2002 ANNUAL REPORT
                       See Notes to Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 FINANCIAL SERVICES--(CONTINUED)
      4,000    Commerce Bancorp, Inc..................   $    173
      4,230    Commerce Bancshares, Inc...............        166
      1,766    Commerce Group, Inc....................         66
      3,124    Commercial Federal Corp................         73
      2,721    Commercial Net Lease Realty, Inc.......         42
        605    Commonwealth Bancorp, Inc..............         28
        818    Community Bank System, Inc.............         26
        535    Community Banks, Inc...................         15
      2,770    Community First Bankshares, Inc........         73
        905    Community Trust Bancorp, Inc...........         23
      8,752    Compass Bancshares, Inc................        274
      1,233    * CompuCredit Corp.....................          9
        823    Connecticut Bancshares, Inc............         32
      3,454    Cornerstone Realty Income Trust, Inc...         27
      1,105    Corporate Office Properties Trust......         16
        516    Correctional Properties Trust..........         11
      2,017    * Corrections Corp Of America..........         35
        585    Corus Bankshares, Inc..................         26
      7,094    Countrywide Financial Corp.............        366
      2,543    Cousins Properties, Inc................         63
      1,000    CPB, Inc...............................         27
      2,076    Crawford & Co (Class B)................         10
        962    * Credit Acceptance Corp...............          6
        400    * Crescent Operating, Inc..............          0
      5,712    Crescent Real Estate Equities Co.......         95
      1,548    Crown American Realty Trust............         14
      1,500    * CSK Auto Corp........................         17
      3,532    Cullen/Frost Bankers, Inc..............        115
        220    Curtiss-Wright Corp (Class B)..........         14
      1,875    CVB Financial Corp.....................         48
        952    Delphi Financial Group, Inc (Class
                 A)...................................         36
      3,835    Developers Diversified Realty Corp.....         84
      1,606    Dime Community Bancshares..............         31
      3,950    Doral Financial Corp...................        113
      1,439    Downey Financial Corp..................         56
      9,396    Duke Realty Corp.......................        239
     19,479    * E*trade Group, Inc...................         95
      1,700    East West Bancorp, Inc.................         61
      1,077    Eastgroup Properties, Inc..............         27
      4,054    Eaton Vance Corp.......................        115
      1,000    * Electro Rent Corp....................         12
        168    EMC Insurance Group, Inc...............          3
      1,200    Entertainment Properties Trust.........         28
     28,132    Equity Office Properties Trust.........        703
        411    e Equity One, Inc......................          5
     18,683    Equity Residential.....................        459
      1,554    Erie Indemnity Co (Class A)............         56
      1,037    Essex Property Trust, Inc..............         53
      1,026    * Euronet Worldwide, Inc...............          8
        700    F & M Bancorp..........................         22
     67,598    Fannie Mae.............................      4,349
        447    Farmers Capital Bank Corp..............         15
        881    FBL Financial Group, Inc (Class A).....         17
      1,117    FBR Asset Investment Corp..............         38
        591    e* Federal Agricultural Mortgage Corp
                 (Class C)............................         18
      2,521    Federal Realty Investment Trust........         71
      5,631    Federated Investors, Inc (Class B).....        143
      3,200    FelCor Lodging Trust, Inc..............         37
      1,153    Fidelity Bankshares, Inc...............         21
      6,603    Fidelity National Financial, Inc.......        217
     34,622    Fifth Third Bancorp....................      2,027
        781    * Financial Federal Corp...............         20
        563    Financial Industries Corp..............          8

   SHARES                                               VALUE (000)
   ------                                               -----------
        559    Financial Institutions, Inc............   $     16
      4,830    First American Corp....................        107
        480    First Bancorp (North Carolina).........         11
      2,338    First Bancorp (Puerto Rico)............         53
         56    * First Banks America, Inc.............          2
        600    First Busey Corp (Class A).............         14
      2,100    First Charter Corp.....................         38
        436    First Citizens Bancshares, Inc (Class
                 A)...................................         42
      4,100    First Commonwealth Financial Corp......         47
        351    First Community Bancorp................         12
        646    First Community Bancshares, Inc........         20
        382    First Defiance Financial Corp..........          7
        468    First Essex Bancorp, Inc...............         16
      1,238    First Federal Capital Corp.............         24
      2,593    First Financial Bancorp................         43
        875    First Financial Bankshares, Inc........         33
        500    First Financial Corp (Indiana).........         24
      1,000    First Financial Holdings, Inc..........         25
        800    First Indiana Corp.....................         15
      1,043    First Merchants Corp...................         24
      3,362    First Midwest Bancorp, Inc.............         90
        550    First National Corp....................         13
        672    First Niagara Financial Group, Inc.....         18
        310    First Oak Brook Bancshares, Inc........         10
        987    First Place Financial Corp.............         16
        743    * First Republic Bank..................         15
      1,744    First Sentinel Bancorp, Inc............         25
        203    First South Bancorp, Inc...............          7
        297    First State Bancorp....................          7
      8,646    First Tennessee National Corp..........        311
      4,923    First Virginia Banks, Inc..............        183
        399    Firstfed America Bancorp, Inc..........         10
      1,200    * FirstFed Financial Corp..............         35
      5,818    FirstMerit Corp........................        126
        665    Flagstar Bancorp, Inc..................         14
     70,684    FleetBoston Financial Corp.............      1,718
        737    Flushing Financial Corp................         12
      2,950    FNB Corp...............................         81
        419    FNB Corp (Virginia)....................         10
        632    e* FPIC Insurance Group, Inc...........          4
        195    Franklin Financial Corp................          4
     11,557    Franklin Resources, Inc................        394
     46,963    Freddie Mac............................      2,773
      4,200    e Fremont General Corp.................         19
      1,142    * Friedman, Billings, Ramsey Group,
                 Inc..................................         11
      1,064    Frontier Financial Corp................         27
      7,128    Fulton Financial Corp..................        126
        448    * Gabelli Asset Management, Inc (Class
                 A)...................................         13
      1,800    Gables Residential Trust...............         45
      5,900    Gallagher (Arthur J.) & Co.............        173
      3,386    * Gartner, Inc (Class A)...............         31
      2,624    * Gartner, Inc (Class B)...............         25
        582    GBC Bancorp............................         11
      4,276    e General Growth Properties, Inc.......        222
        724    German American Bancorp................         11
      1,113    Glacier Bancorp, Inc...................         26
        638    Gladstone Capital Corp.................         11
      1,119    Glenborough Realty Trust, Inc..........         20
      1,900    Glimcher Realty Trust..................         34
      2,100    Gold Banc Corp, Inc....................         21
      8,460    Golden West Financial Corp.............        608
     16,268    Goldman Sachs Group, Inc...............      1,108
        372    Granite State Bankshares, Inc..........         16
        500    Great American Financial Resources,
                 Inc..................................          9

                       See Notes to Financial Statements
                              2002 ANNUAL REPORT TIAA Separate Account VA-1   11

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 FINANCIAL SERVICES--(CONTINUED)
        946    Great Lakes REIT, Inc..................   $     16
        416    Great Southern Bancorp, Inc............         15
      3,269    e Greater Bay Bancorp..................         57
      5,778    Greenpoint Financial Corp..............        261
        957    Hancock Holding Co.....................         43
        628    * Hanmi Financial Corp.................         11
      1,557    Harbor Florida Bancshares, Inc.........         35
      2,039    Harleysville Group, Inc................         54
      1,322    Harleysville National Corp.............         35
     16,715    Hartford Financial Services Group,
                 Inc..................................        759
        422    * Hawthorne Financial Corp.............         12
      4,239    HCC Insurance Holdings, Inc............        104
      3,889    Health Care Property Investors, Inc....        149
      2,773    Health Care REIT, Inc..................         75
      2,800    Healthcare Realty Trust, Inc...........         82
      1,295    Heritage Property Investment Trust.....         32
     11,048    Hibernia Corp (Class A)................        213
      3,647    Highwoods Properties, Inc..............         81
      2,000    Hilb, Rogal & Hamilton Co..............         82
      1,856    Home Properties Of New York, Inc.......         64
      5,561    e* Homestore, Inc......................          5
      3,932    Hooper Holmes, Inc.....................         24
      2,579    Horace Mann Educators Corp.............         40
      4,303    Hospitality Properties Trust...........        151
     16,213    * Host Marriott Corp...................        143
     30,814    e Household International, Inc.........        857
      8,761    HRPT Properties Trust..................         72
      5,161    Hudson City Bancorp, Inc...............         96
      1,120    Hudson River Bancorp, Inc..............         28
      3,093    Hudson United Bancorp..................         96
        772    Humboldt Bancorp.......................          8
     16,776    Huntington Bancshares, Inc.............        314
        409    IberiaBank Corp........................         16
      2,838    IMPAC Mortgage Holdings, Inc...........         33
      3,530    Independence Community Bank Corp.......         90
        235    * Independence Holding Co..............          5
        896    Independent Bank Corp
                 (Massachusetts)......................         20
        926    * Independent Bank Corp (Michigan).....         28
      3,878    * IndyMac Bancorp, Inc.................         72
      1,794    Innkeepers U.S.A. Trust................         14
      1,401    * Insignia Financial Group, Inc........         10
      2,990    e Instinet Group, Inc..................         13
        715    * Insurance Auto Auctions, Inc.........         12
      1,112    Integra Bank Corp......................         20
        616    Interchange Financial Services Corp....         10
      1,533    International Bancshares Corp..........         60
      3,414    * Investment Technology Group, Inc.....         76
      4,437    e Investors Financial Services Corp....        122
      1,711    Investors Real Estate Trust............         17
      2,416    IRT Property Co........................         29
        934    Irwin Financial Corp...................         15
      3,168    iStar Financial, Inc...................         89
        332    * Itla Capital Corp....................         11
      3,070    * ITT Educational Services, Inc........         72
    135,051    JP Morgan Chase & Co...................      3,241
      2,559    JDN Realty Corp........................         28
      1,265    Jefferies Group, Inc...................         53
     10,174    Jefferson-Pilot Corp...................        388
     19,954    John Hancock Financial Services, Inc...        557
      1,526    John Nuveen Co (Class A)...............         39
      2,179    * Jones Lang LaSalle, Inc..............         34
        314    Kansas City Life Insurance Co..........         12
     28,770    KeyCorp................................        723

   SHARES                                               VALUE (000)
   ------                                               -----------
        842    Keystone Property Trust................   $     14
      1,702    Kilroy Realty Corp.....................         39
      6,225    Kimco Realty Corp......................        191
      6,166    * Knight Trading Group, Inc............         30
      1,322    Koger Equity, Inc......................         21
      1,326    Kramont Realty Trust...................         19
      9,899    * La Quinta Corp.......................         44
      3,265    e* LaBranche & Co, Inc.................         87
        845    Lakeland Bancorp, Inc..................         15
        367    Lakeland Financial Corp................          9
      1,329    Landamerica Financial Group, Inc.......         47
         89    Leeds Federal Bankshares, Inc..........          3
      4,342    e Legg Mason, Inc......................        211
     16,572    Lehman Brothers Holdings, Inc..........        883
        473    e* LendingTree, Inc....................          6
      2,488    Leucadia National Corp.................         93
      1,681    Lexington Corporate Properties Trust...         27
      1,200    Liberty Corp...........................         47
     12,585    Lincoln National Corp..................        397
      1,600    LNR Property Corp......................         57
      1,388    * Local Financial Corp.................         20
        608    LSB Bancshares, Inc....................         10
      1,014    LTC Properties, Inc....................          7
      5,343    M & T Bank Corp........................        424
        480    Macatawa Bank Corp.....................         10
      2,347    Macerich Co............................         72
      2,868    Mack-Cali Realty Corp..................         87
      1,342    MAF Bancorp, Inc.......................         46
        700    Main Street Banks, Inc.................         13
        422    MainSource Financial Group, Inc........         10
        925    Manufactured Home Communities, Inc.....         27
        600    * Markel Corp..........................        123
     36,994    Marsh & McLennan Cos, Inc..............      1,709
     14,906    Marshall & Ilsley Corp.................        408
        274    MASSBANK Corp..........................          8
        813    MB Financial, Inc......................         28
     10,056    e MBIA, Inc............................        441
     71,697    MBNA Corp..............................      1,364
      1,454    MCG Capital Corp.......................         16
         76    * MEEMIC Holdings, Inc.................          2
     29,788    Mellon Financial Corp..................        778
      4,786    Mercantile Bankshares Corp.............        185
        287    Merchants Bancshares, Inc..............          6
      1,767    Mercury General Corp...................         66
      2,874    Meristar Hospitality Corp..............         19
        522    * Meritage Corp........................         18
     58,286    Merrill Lynch & Co, Inc................      2,212
     20,064    MetLife, Inc...........................        543
      2,453    e Metris Cos, Inc......................          6
      2,501    MFA Mortgage Investments, Inc..........         21
         22    * MFN Financial Corp Series B Wts
                 03/23/03.............................          0
         22    * MFN Financial Corp Series C Wts
                 03/23/04.............................          0
      6,240    MGIC Investment Corp...................        258
      1,066    Mid Atlantic Realty Trust..............         19
      1,033    Mid-America Apartment Communities,
                 Inc..................................         25
        578    Midland Co.............................         11
      1,600    Mid-State Bancshares...................         26
        600    Midwest Banc Holdings, Inc.............         11
      1,573    Mills Corp.............................         46
      1,041    Mission West Properties, Inc...........         10
      3,063    MONY Group, Inc........................         73
     74,717    Morgan Stanley.........................      2,983
        286    Nara Bancorp, Inc......................          6
        219    NASB Financial, Inc....................          5

 12  TIAA Separate Account VA-1 2002 ANNUAL REPORT
                       See Notes to Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 FINANCIAL SERVICES--(CONTINUED)
     41,535    National City Corp.....................   $  1,135
     13,992    National Commerce Financial Corp.......        334
        800    National Health Investors, Inc.........         13
        426    National Health Realty, Inc............          6
      1,300    National Penn Bancshares, Inc..........         35
        154    * National Western Life Insurance Co
                 (Class A)............................         15
      1,425    Nationwide Financial Services, Inc
                 (Class A)............................         41
      3,536    Nationwide Health Properties, Inc......         53
        290    * Navigators Group, Inc................          7
        514    NBC Capital Corp.......................         13
      2,152    NBT Bancorp, Inc.......................         37
      2,450    * NetBank, Inc.........................         24
      3,825    Neuberger Berman, Inc..................        128
      1,008    e New Century Financial Corp...........         26
      6,656    New Plan Excel Realty Trust............        127
      7,324    New York Community Bancorp, Inc........        212
     11,199    North Fork Bancorp, Inc................        378
     13,327    Northern Trust Corp....................        467
        792    Northwest Bancorp, Inc.................         12
        749    e Novastar Financial, Inc..............         23
        103    * NYMAGIC, Inc.........................          2
        786    OceanFirst Financial Corp..............         18
      2,600    * Ocwen Financial Corp.................          7
      1,205    Odyssey Re Holdings Corp...............         21
      3,460    * Ohio Casualty Corp...................         45
      4,222    Old National Bancorp...................        103
      8,133    Old Republic International Corp........        228
        532    Old Second Bancorp, Inc................         20
        593    Omega Financial Corp...................         21
        880    Oriental Financial Group, Inc..........         22
      2,433    Pacific Capital Bancorp................         62
      1,500    * Pacific Gulf Properties Liquid
                 Trust................................          3
      1,050    Pacific Northwest Bancorp..............         26
        763    * Pacific Union Bank...................          9
      2,297    Pan Pacific Retail Properties, Inc.....         84
        768    Park National Corp.....................         76
        344    Parkvale Financial Corp................          8
        556    Parkway Properties, Inc................         20
        474    Partners Trust Financial Group, Inc....          8
        430    Peapack Gladstone Financial Corp.......         15
        381    Pennfed Financial Services, Inc........         10
        500    Pennrock Financial Services Corp.......         14
      1,015    Pennsylvania Real Estate Investment
                 Trust................................         26
      1,741    People's Bank..........................         44
        567    Peoples Bancorp, Inc...................         15
        342    Peoples Holding Co.....................         14
        775    PFF Bancorp, Inc.......................         24
      1,212    * Philadelphia Consolidated Holding
                 Corp.................................         43
      6,916    e* Phoenix Cos, Inc....................         53
        591    * Pico Holdings, Inc...................          8
      1,146    e PMA Capital Corp (Class A)...........         16
      6,100    PMI Group, Inc.........................        183
     19,204    PNC Financial Services Group, Inc......        805
      9,322    Popular, Inc...........................        315
        394    Port Financial Corp....................         18
      2,418    Post Properties, Inc...................         58
      2,166    Prentiss Properties Trust..............         61
      1,502    Presidential Life Corp.................         15
      1,328    * Price Legacy Corp....................          4
     20,441    Principal Financial Group..............        616
        263    PrivateBancorp, Inc....................         10
      1,540    * ProAssurance Corp....................         32
     13,045    Progressive Corp.......................        647

   SHARES                                               VALUE (000)
   ------                                               -----------
     10,532    Prologis...............................   $    265
        800    Prosperity Bancshares, Inc.............         15
      4,643    Protective Life Corp...................        128
        200    Provident Bancorp, Inc.................          6
      1,701    Provident Bankshares Corp..............         39
      2,926    e Provident Financial Group, Inc.......         76
     18,118    * Providian Financial Corp.............        118
     39,565    Prudential Financial, Inc..............      1,256
        673    PS Business Parks, Inc.................         21
      6,747    Public Storage, Inc....................        218
        125    * Quaker City Bancorp, Inc.............          4
      1,016    R & G Financial Corp (Class B).........         24
      6,168    Radian Group, Inc......................        229
      1,127    RAIT Investment Trust..................         24
        585    Ramco-Gershenson Properties............         12
      2,664    Raymond James Financial, Inc...........         79
      2,300    Realty Income Corp.....................         81
      3,829    e Reckson Associates Realty Corp.......         81
        719    Redwood Trust, Inc.....................         20
      1,699    Regency Centers Corp...................         55
     15,598    Regions Financial Corp.................        520
      1,178    Reinsurance Group Of America, Inc......         32
      3,705    Republic Bancorp, Inc..................         44
        506    Republic Bancorp, Inc (Class A)
                 (Kentucky)...........................          6
      1,126    Resource America, Inc (Class A)........         10
      1,900    RFS Hotel Investors, Inc...............         21
        997    Riggs National Corp....................         15
        910    RLI Corp...............................         25
      5,020    Roslyn Bancorp, Inc....................         91
      4,394    Rouse Co...............................        139
         87    Royal Bancshares Of Pennsylvania (Class
                 A)...................................          2
      1,811    S & T Bancorp, Inc.....................         45
        403    S.Y. Bancorp, Inc......................         15
      8,716    Safeco Corp............................        302
      1,000    Sandy Spring Bancorp, Inc..............         32
        550    Santander Bancorp......................          7
        800    Saul Centers, Inc......................         19
      2,022    * Saxon Capital, Inc...................         25
        855    Seacoast Banking Corp Of Florida.......         16
      1,744    Seacoast Financial Services Corp.......         35
        637    Second Bancorp, Inc....................         17
      5,241    SEI Investments Co.....................        142
      1,800    Selective Insurance Group, Inc.........         45
      2,683    Senior Housing Properties Trust........         28
      3,287    * Silicon Valley Bancshares............         60
        533    Simmons First National Corp (Class
                 A)...................................         20
      8,887    Simon Property Group, Inc..............        303
        829    Sizeler Property Investors.............          8
      5,174    Sky Financial Group, Inc...............        103
      1,800    SL Green Realty Corp...................         57
     10,003    SLM Corp...............................      1,039
      5,340    * SoundView Technology Group, Inc......          8
      2,781    South Financial Group, Inc.............         57
     23,563    SouthTrust Corp........................        586
        370    Southwest Bancorp, Inc.................         10
      1,929    * Southwest Bancorp Of Texas, Inc......         56
     17,951    Sovereign Bancorp, Inc.................        252
        902    Sovran Self Storage, Inc...............         26
        548    St. Francis Capital Corp...............         13
      2,155    St. Joe Co.............................         65
     14,311    St. Paul Cos, Inc......................        487
      1,965    Stancorp Financial Group, Inc..........         96
        913    State Auto Financial Corp..............         14
        527    State Bancorp, Inc.....................          9

                       See Notes to Financial Statements
                              2002 ANNUAL REPORT TIAA Separate Account VA-1   13

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 FINANCIAL SERVICES--(CONTINUED)
     22,003    State Street Corp......................   $    858
      3,870    Staten Island Bancorp, Inc.............         78
        762    Sterling Bancorp.......................         20
      2,600    Sterling Bancshares, Inc...............         32
      1,139    Sterling Financial Corp
                 (Pennsylvania).......................         27
        837    * Sterling Financial Corp (Spokane)....         16
      1,214    * Stewart Information Services Corp....         26
     15,347    e* Stilwell Financial, Inc.............        201
        200    Student Loan Corp......................         20
        868    Suffolk Bancorp........................         27
        378    Summit Bancshares, Inc.................          7
      1,547    Summit Properties, Inc.................         28
        460    * Sun Bancorp, Inc (New Jersey)........          6
        355    Sun Bancorp, Inc (Pennsylvania)........          6
      1,069    Sun Communities, Inc...................         39
     16,833    SunTrust Banks, Inc....................        958
        502    Superior Financial Corp................          9
      2,750    Susquehanna Bancshares, Inc............         57
      1,151    SWS Group, Inc.........................         16
     20,061    Synovus Financial Corp.................        389
      1,597    * Syntroleum Corp......................          3
      7,182    T Rowe Price Group, Inc................        196
      2,112    Taubman Centers, Inc...................         34
      5,193    TCF Financial Corp.....................        227
      1,579    Texas Regional Bancshares, Inc (Class
                 A)...................................         56
      2,795    Thornburg Mortgage, Inc................         56
        534    Tompkins Trustco, Inc..................         24
      8,243    Torchmark Corp.........................        301
      1,037    Town & Country Trust...................         22
      2,118    * Trammell Crow Co.....................         19
      1,424    Transatlantic Holdings, Inc............         95
        205    * Transcontinental Realty Investors,
                 Inc..................................          4
     33,731    * Travelers Property Casualty Corp
                 (Class A)............................        494
     31,359    * Travelers Property Casualty Corp
                 (Class B)............................        459
        558    * Triad Guaranty, Inc..................         21
        363    Trico Bancshares.......................          9
      6,274    Trizec Properties, Inc.................         59
        630    Troy Financial Corp....................         17
      1,300    Trust Co Of New Jersey.................         36
      5,202    Trustco Bank Corp NY...................         56
      3,002    Trustmark Corp.........................         71
    129,744    U.S. Bancorp...........................      2,753
      1,311    e U.S. Restaurant Properties, Inc......         18
        960    U.S.B. Holding Co, Inc.................         17
      1,306    UCBH Holdings, Inc.....................         55
      2,600    * UICI.................................         40
      1,144    UMB Financial Corp.....................         44
      1,661    Umpqua Holdings Corp...................         30
        543    Union Bankshares Corp..................         15
     13,740    Union Planters Corp....................        387
      3,451    UnionBanCal Corp.......................        136
      2,534    United Bankshares, Inc.................         74
      1,194    United Community Banks, Inc............         29
      2,251    United Community Financial Corp........         19
      7,525    United Dominion Realty Trust, Inc......        123
        518    United Fire & Casualty Co..............         17
      1,123    United National Bancorp................         26
      3,755    * United Rentals, Inc..................         40
      3,133    Unitrin, Inc...........................         92
      1,679    * Universal American Financial Corp....         10
        795    Universal Health Realty Income Trust...         21
      1,587    Unizan Financial Corp..................         31
     16,474    UnumProvident Corp.....................        289

   SHARES                                               VALUE (000)
   ------                                               -----------
        891    Urstadt Biddle Properties, Inc (Class
                 A)...................................   $     10
      6,524    Valley National Bancorp................        172
         98    Value Line, Inc........................          4
      2,590    Vesta Insurance Group, Inc.............          7
        524    Virginia Financial Group, Inc..........         16
      4,860    Vornado Realty Trust...................        181
      2,893    W Holding Co, Inc......................         47
     92,842    Wachovia Corp..........................      3,383
      5,015    Waddell & Reed Financial, Inc (Class
                 A)...................................         99
        263    Warwick Community Bancorp..............          7
      4,415    Washington Federal, Inc................        110
     66,147    Washington Mutual, Inc.................      2,284
      2,550    Washington Real Estate Investment
                 Trust................................         65
        881    Washington Trust Bancorp, Inc..........         17
      2,723    e Waypoint Financial Corp..............         48
      3,348    Webster Financial Corp.................        117
      3,094    Weingarten Realty Investors............        114
    116,069    e Wells Fargo & Co.....................      5,440
        383    * Wellsford Real Properties, Inc.......          6
      1,533    Wesbanco, Inc..........................         36
        110    Wesco Financial Corp...................         34
      1,194    West Coast Bancorp.....................         18
      2,316    Westamerica Bancorp....................         93
        845    Westcorp...............................         18
        358    Westfield Financial, Inc...............          6
        497    * WFS Financial, Inc...................         10
      2,764    Whitney Holding Corp...................         92
        349    Willow Grove Bancorp, Inc..............          5
      4,525    Wilmington Trust Corp..................        143
      1,215    Winston Hotels, Inc....................          9
        971    Wintrust Financial Corp................         30
        832    * World Acceptance Corp................          6
        620    WSFS Financial Corp....................         20
     10,971    * Wyndham International, Inc (Class
                 A)...................................          3
        425    Yardville National Bancorp.............          7
        655    Zenith National Insurance Corp.........         15
      6,285    Zions Bancorp..........................        247
                                                         --------
               TOTAL FINANCIAL SERVICES...............    131,372
                                                         --------
 HEALTH CARE--15.23%
        790    * aaiPharma, Inc.......................         11
    105,874    Abbott Laboratories....................      4,235
      5,644    * Abgenix, Inc.........................         42
        934    e* Abiomed, Inc........................          3
        798    e* Acacia Research-CombiMatrix.........          3
      3,033    * Accredo Health, Inc..................        107
      2,249    * Adolor Corp..........................         31
      2,148    * Advanced Medical Optics, Inc.........         26
        490    * Advanced Neuromodulation Systems,
                 Inc..................................         17
      5,103    * AdvancePCS...........................        113
        333    * Advisory Board Co/The................         10
      9,881    Aetna, Inc.............................        406
      3,426    e* Affymetrix, Inc.....................         78
      1,464    e* Aksys Ltd...........................          8
      1,019    * Alaris Medical, Inc..................          6
      1,500    * Albany Molecular Research, Inc.......         22
      2,872    * Alderwoods Group Inc.................         14
      1,305    * Alexion Pharmaceuticals, Inc.........         18
      2,347    e* Align Technology, Inc...............          6
      4,010    * Alkermes, Inc........................         25
      9,067    Allergan, Inc..........................        522
        839    * Alliance Imaging, Inc................          4
      1,653    e* Allos Therapeutics, Inc.............         12
      1,800    * Allscripts Healthcare Solutions,
                 Inc..................................          4

 14  TIAA Separate Account VA-1 2002 ANNUAL REPORT
                       See Notes to Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 HEALTH CARE--(CONTINUED)
      2,124    Alpharma, Inc (Class A)................   $     25
        770    e* American Healthways, Inc............         13
        444    * American Medical Security Group,
                 Inc..................................          6
      1,417    * American Medical Systems Holdings,
                 Inc..................................         23
        648    e* American Pharmaceutical Partners,
                 Inc..................................         12
        692    * AMERIGROUP Corp......................         21
      2,013    * Ameripath, Inc.......................         43
      7,051    AmerisourceBergen Corp.................        383
     80,177    * Amgen, Inc...........................      3,876
      1,006    * AMN Healthcare Services, Inc.........         17
      1,426    * Amsurg Corp..........................         29
      4,216    e* Amylin Pharmaceuticals, Inc.........         68
      4,337    * Andrx Corp...........................         64
      9,626    * Anthem, Inc..........................        605
      1,368    e* Antigenics, Inc.....................         14
      1,100    e* Aphton Corp.........................          4
      6,925    * Apogent Technologies, Inc............        144
     14,452    Applera Corp (Applied Biosystems
                 Group)...............................        253
      4,841    * Applera Corp (Celera Genomics
                 Group)...............................         46
      1,186    * Applied Molecular Evolution..........          2
      2,861    * Apria Healthcare Group, Inc..........         64
      1,293    * Arena Pharmaceuticals, Inc...........          8
      2,100    * Ariad Pharmaceuticals, Inc...........          5
      1,404    * Arqule, Inc..........................          4
      1,345    * Array Biopharma, Inc.................          7
        672    Arrow International, Inc...............         27
      1,500    * Arthrocare Corp......................         15
      1,793    * Atherogenics, Inc....................         13
      1,405    * Atrix Laboratories, Inc..............         22
      1,400    e* Avigen, Inc.........................          8
      3,584    Bard (C.R.), Inc.......................        208
      1,892    * Barr Laboratories, Inc...............        123
      3,395    e Bausch & Lomb, Inc...................        122
     40,579    Baxter International, Inc..............      1,136
      3,985    Beckman Coulter, Inc...................        118
     17,400    Becton Dickinson & Co..................        534
        872    * Benthley Pharmaceuticals, Inc........          7
      7,127    * Beverly Enterprises, Inc.............         20
     10,070    * Biogen, Inc..........................        403
      2,608    * BioMarin Pharmaceutical, Inc.........         18
     18,144    Biomet, Inc............................        520
      1,100    e* Biopure Corp........................          4
      1,200    * Bio-Rad Laboratories, Inc (Class
                 A)...................................         46
        246    * Bioreliance Corp.....................          6
        842    e* Biosite, Inc........................         29
      4,200    * Bio-Technology General Corp..........         13
        600    * Bone Care International, Inc.........          6
     21,344    * Boston Scientific Corp...............        908
        595    * Bradley Pharmaceuticals, Inc.........          8
    131,475    Bristol-Myers Squibb Co................      3,044
      1,024    e* Britesmile, Inc.....................          0
        810    * Bruker Daltonics, Inc................          4
      1,580    * Caliper Technologies Corp............          5
        479    * Cantel Medical Corp..................          6
      3,947    * Cardiac Science, Inc.................          9
     30,675    Cardinal Health, Inc...................      1,816
      2,300    * Cardiodynamics International Corp....          7
     15,256    * Caremark Rx, Inc.....................        248
      5,250    e* Celgene Corp........................        113
      2,366    * Cell Genesys, Inc....................         26
      2,500    e* Cell Therapeutics, Inc..............         18
        360    * Centene Corp.........................         12
      3,123    * Cephalon, Inc........................        152

   SHARES                                               VALUE (000)
   ------                                               -----------
      1,643    * Cepheid, Inc.........................   $      8
      1,892    e* Cerner Corp.........................         59
        938    * Cerus Corp...........................         20
      3,001    * Charles River Laboratories
                 International, Inc...................        115
        744    * Chattem, Inc.........................         15
      6,303    e* Chiron Corp.........................        237
        844    * Cholestech Corp......................          6
      8,756    Cigna Corp.............................        360
      1,020    * Cima Labs, Inc.......................         25
        383    * Ciphergen Biosystems, Inc............          1
        400    * Closure Medical Corp.................          4
        600    * Cobalt Corp..........................          8
      2,100    * Coherent, Inc........................         42
      1,800    * Columbia Laboratories, Inc...........          6
      3,492    * Community Health Systems, Inc........         72
        216    * Computer Programs & Systems, Inc.....          5
        928    * Conceptus, Inc.......................         11
      1,940    * Conmed Corp..........................         38
      2,200    * Connetics Corp.......................         26
      2,130    Cooper Cos, Inc........................         53
      2,816    e* Corixa Corp.........................         18
        500    * Corvel Corp..........................         18
      4,280    * Covance, Inc.........................        105
      2,539    * Coventry Health Care, Inc............         74
      2,321    e* Cross County, Inc...................         32
      1,100    e* CryoLife, Inc.......................          8
      1,951    * Cubist Pharmaceuticals, Inc..........         16
      2,974    * CuraGen Corp.........................         14
        740    * Curative Health Services, Inc........         13
      1,836    * CV Therapeutics, Inc.................         33
      1,543    * Cyberonics, Inc......................         28
      8,521    * Cytyc Corp...........................         87
        924    D&K Healthcare Resources, Inc..........          9
        800    Datascope Corp.........................         20
      3,980    * DaVita, Inc..........................         98
      2,608    * Decode Genetics, Inc.................          5
        491    * Deltagen, Inc........................          0
      2,400    * Dendrite International, Inc..........         18
      4,700    Dentsply International, Inc............        175
      1,474    Diagnostic Products Corp...............         57
        611    * Dianon Systems, Inc..................         29
        900    * Digene Corp..........................         10
      1,218    * Discovery Partners International,
                 Inc..................................          3
      1,742    * Diversa Corp.........................         16
        527    * DJ Orthopedics, Inc..................          2
      1,775    * Durect Corp..........................          4
        897    * DVI, Inc.............................          7
        400    e* Dynacq International, Inc...........          6
      2,488    * Eclipsys Corp........................         13
      4,090    * Edwards Lifesciences Corp............        104
        518    * Embrex, Inc..........................          6
      1,307    * Endo Pharmaceuticals Holdings, Inc...         10
        991    * Endocardial Solutions, Inc...........          3
      1,301    e* Endocare, Inc.......................          4
      1,692    * Enzo Biochem, Inc....................         24
      3,094    * Enzon, Inc...........................         52
        707    * Eon Labs, Inc........................         13
        899    * EPIX Medical, Inc....................          6
        583    e* eResearch Technology, Inc...........         10
      2,105    * Esperion Therapeutics, Inc...........         15
        821    * Exact Sciences Corp..................          9
      3,246    * Exelixis, Inc........................         26
      4,246    e* Express Scripts, Inc (Class A)......        204
      6,878    * First Health Group Corp..............        167

                       See Notes to Financial Statements
                              2002 ANNUAL REPORT TIAA Separate Account VA-1   15

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 HEALTH CARE--(CONTINUED)
      1,433    * First Horizon Pharmaceutical.........   $     11
      3,770    * Fisher Scientific International,
                 Inc..................................        113
     10,908    * Forest Laboratories, Inc.............      1,071
      1,900    * Gene Logic, Inc......................         12
        724    * Genencor International, Inc..........          7
     14,974    * Genentech, Inc.......................        497
      2,013    * Genesis Health Ventures, Inc.........         31
      2,758    e* Genta, Inc..........................         21
      2,514    * Genzyme Corp (Biosurgery Division)...          6
     13,261    * Genzyme Corp (General Division)......        392
      1,600    * Geron Corp...........................          6
     11,705    * Gilead Sciences, Inc.................        398
     20,710    * Guidant Corp.........................        639
      1,753    * Guilford Pharmaceuticals, Inc........          7
      1,342    * Haemonetics Corp.....................         29
      1,390    * Hanger Orthopedic Group, Inc.........         18
      1,155    * Harvard Bioscience, Inc..............          4
     33,293    HCA, Inc...............................      1,382
     16,370    Health Management Associates, Inc
                 (Class A)............................        293
      7,373    * Health Net, Inc......................        195
        667    * Healthcare Services Group............          9
        900    * HealthExtras, Inc....................          4
     27,033    * Healthsouth Corp.....................        114
        571    * HealthTronics Surgical Services,
                 Inc..................................          5
      2,750    * Henry Schein, Inc....................        124
      3,517    Hillenbrand Industries, Inc............        170
      1,387    * Hologic, Inc.........................         17
      8,274    * Human Genome Sciences, Inc...........         73
     11,485    * Humana, Inc..........................        115
      5,951    ICN Pharmaceuticals, Inc...............         65
      3,632    * ICOS Corp............................         85
        701    * ICU Medical, Inc.....................         26
      7,649    e* IDEC Pharmaceuticals Corp...........        254
      2,212    * Idexx Laboratories, Inc..............         74
      1,200    * IDX Systems Corp.....................         20
      1,060    e* Igen International, Inc.............         45
      2,300    * Ilex Oncology, Inc...................         16
      1,706    * Illumina, Inc........................          6
      2,736    * I-many, Inc..........................          4
      3,514    e* ImClone Systems, Inc................         37
        675    * Immucor, Inc.........................         14
      2,900    * Immunogen, Inc.......................          9
      2,700    * Immunomedics, Inc....................         12
      1,114    * Impath, Inc..........................         22
      1,855    * Impax Laboratories, Inc..............          7
     19,625    IMS Health, Inc........................        314
        859    * Inamed Corp..........................         26
      4,807    * Incyte Genomics, Inc.................         22
      2,819    * Indevus Pharmaceuticals, Inc.........          6
      3,974    * Inhale Therapeutic Systems, Inc......         32
      1,332    * Integra LifeSciences Holding.........         24
      2,100    * Integrated Silicon Solution, Inc.....          9
      1,694    e* InterMune, Inc......................         43
      1,240    * Interpore International..............          8
      2,235    * Intuitive Surgical, Inc..............         14
      1,790    Invacare Corp..........................         60
        478    e* Inverness Medical Innovations,
                 Inc..................................          6
      3,641    * Invitrogen Corp......................        114
      3,357    e* Isis Pharmaceuticals, Inc...........         22
     10,434    * IVAX Corp............................        127
    204,307    Johnson & Johnson......................     10,973
        709    * Kendle International, Inc............          6
        520    * Kensey Nash Corp.....................         10

   SHARES                                               VALUE (000)
   ------                                               -----------
        813    * Kindred Healthcare, Inc..............   $     15
     16,832    * King Pharmaceuticals, Inc............        289
        400    * Kos Pharmaceuticals, Inc.............          8
      1,236    * Kosan Biosciences, Inc...............          8
      1,478    * KV Pharmaceutical Co (Class A).......         34
        433    * Kyphon, Inc..........................          4
      2,580    * La Jolla Pharmaceutical Co...........         17
        381    * LabOne, Inc..........................          7
      9,765    * Laboratory Corp Of America
                 Holdings.............................        227
        584    Landauer, Inc..........................         20
        267    * Lannett Co, Inc......................          4
      2,441    * Lexicon Genetics, Inc................         12
        718    * Lifecore Biomedical, Inc.............          6
      2,695    * LifePoint Hospitals, Inc.............         81
      3,138    e* Ligand Pharmaceuticals, Inc (Class
                 B)...................................         17
     65,369    Lilly (Eli) & Co.......................      4,151
      7,330    * Lincare Holdings, Inc................        232
      1,206    e* Luminex Corp........................          5
      6,895    * Manor Care, Inc......................        128
      1,217    e* Martek Biosciences Corp.............         31
        445    * Matria Healthcare, Inc...............          4
      1,221    * MAXIMUS, Inc.........................         32
      2,143    * Maxygen, Inc.........................         16
     18,500    McKesson Corp..........................        500
      5,013    * Medarex, Inc.........................         20
        457    * Medcath Corp.........................          5
        534    e* Med-Design Corp.....................          4
        562    * Medical Staffing Network Holdings,
                 Inc..................................          9
      1,529    e* Medicines Co........................         24
      2,127    * Medicis Pharmaceutical Corp (Class
                 A)...................................        106
     16,962    * Medimmune, Inc.......................        461
        753    * MedQuist, Inc........................         15
        599    * MedSource Technologies, Inc..........          4
     82,413    Medtronic, Inc.........................      3,758
      1,319    Mentor Corp............................         51
    153,693    Merck & Co, Inc........................      8,701
        243    * Meridian Medical Technologies, Inc...         11
        826    * Merit Medical Systems, Inc...........         16
      1,800    * MGI Pharma, Inc......................         13
      3,231    * Mid Atlantic Medical Services, Inc...        105
     19,396    * Millennium Pharmaceuticals, Inc......        154
      3,300    * Millipore Corp.......................        112
      1,650    * MIM Corp.............................         10
      1,101    * Molecular Devices Corp...............         18
      1,125    * Mright Medical Group, Inc............         20
      2,855    * Mykrolis Corp........................         21
      8,522    Mylan Laboratories, Inc................        297
      1,780    * Myriad Genetics, Inc.................         26
      2,800    * Nabi Biopharmaceuticals..............         17
      1,723    * Napro Biotherapeutics, Inc...........          1
        568    e* Nastech Pharmaceutical Co...........          5
        600    * National Healthcare Corp.............         11
        538    e* Neoforma, Inc.......................          6
        827    e* Neopharm, Inc.......................          8
        800    * Neose Technologies, Inc..............          7
      1,900    * Neurocrine Biosciences, Inc..........         87
        932    * Neurogen Corp........................          3
     17,000    b* Neuromedical Systems, Inc...........          2
      1,495    * Noven Pharmaceuticals, Inc...........         14
      1,858    * NPS Pharmaceuticals, Inc.............         47
      1,200    * Ocular Sciences, Inc.................         19
        854    * Odyssey HealthCare, Inc..............         30
      1,157    * Omega Healthcare Investors, Inc......          4
      5,566    Omnicare, Inc..........................        133

 16  TIAA Separate Account VA-1 2002 ANNUAL REPORT
                       See Notes to Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 HEALTH CARE--(CONTINUED)
      1,045    * Omnicell, Inc........................   $      3
      1,520    * On Assignment, Inc...................         13
        854    * Onyx Pharmaceuticals, Inc............          5
        859    * Option Care, Inc.....................          7
      1,876    * OraSure Technologies, Inc............         10
      3,260    e* Orthodontic Centers Of America,
                 Inc..................................         36
      2,298    * Orthologic Corp......................          8
      2,512    * OSI Pharmaceuticals, Inc.............         41
      2,300    Owens & Minor, Inc.....................         38
      6,037    * Oxford Health Plans, Inc.............        220
      2,427    * Pacificare Health Systems, Inc.......         68
      1,200    * Pain Therapeutics, Inc...............          3
      7,766    Pall Corp..............................        130
      1,703    * Parexel International Corp...........         19
      3,400    * Patterson Dental Co..................        149
        552    * PDI, Inc.............................          6
      1,564    * Pediatrix Medical Group, Inc.........         63
      6,873    e* Peregrine Pharmaceuticals, Inc......          5
      2,266    * Per-Se Technologies, Inc.............         20
    423,720    Pfizer, Inc............................     12,953
      3,216    * Pharmaceutical Product Development,
                 Inc..................................         94
      1,304    * Pharmaceutical Resources, Inc........         39
     87,705    Pharmacia Corp.........................      3,666
      1,600    * Pharmacopeia, Inc....................         14
      6,600    b* Physicians Resource Group, Inc......          0
        669    e* PolyMedica Corp.....................         21
      1,227    * Possis Medical, Inc..................         22
      1,425    * Pozen, Inc...........................          7
        752    * PracticeWorks, Inc...................          6
      3,663    * Praecis Pharmaceuticals, Inc.........         12
        905    * Prime Medical Services, Inc..........          8
         84    f* Priority Healthcare Corp (Class
                 A)...................................          2
      1,641    * Priority Healthcare Corp (Class B)...         38
      6,300    * ProcureNet, Inc......................          1
        583    * Progenics Pharmaceuticals............          4
      6,191    * Protein Design Labs, Inc.............         53
      3,350    * Province Healthcare Co...............         33
        329    * Proxymed, Inc........................          3
      4,800    * PSS World Medical, Inc...............         33
        553    * QMed, Inc............................          3
      1,954    * Quadramed Corp.......................          5
      5,085    e* Quest Diagnostics, Inc..............        289
      1,846    * Quidel Corp..........................          6
      8,246    * Quintiles Transnational Corp.........        100
      1,505    * Quovadx, Inc.........................          4
      1,373    * Radiologix, Inc......................          3
      2,361    e* Regeneron Pharmaceuticals, Inc......         44
      1,200    * RehabCare Group, Inc.................         23
      3,399    * Renal Care Group, Inc................        108
      1,110    * Res-Care, Inc........................          4
      2,139    * Resmed, Inc..........................         65
      2,100    * Respironics, Inc.....................         64
      1,868    * Ribapharm, Inc.......................         12
      1,896    * Rigel Pharmaceuticals, Inc...........          2
        719    * Rita Medical Systems, Inc............          4
      1,282    * Salix Pharmaceuticals Ltd............          9
      1,158    * Sangamo Biosciences, Inc.............          3
      1,792    * Sangstat Medical Corp................         20
     99,461    Schering-Plough Corp...................      2,208
      3,197    e* Scios, Inc..........................        104
      1,282    * Seattle Genetics, Inc................          4
      1,248    e* Select Medical Corp.................         17
      4,980    * Sepracor, Inc........................         48

   SHARES                                               VALUE (000)
   ------                                               -----------
      2,670    * Sequenom, Inc........................   $      5
      1,524    * Serologicals Corp....................         17
     20,100    * Service Corp International...........         67
      5,277    * SICOR, Inc...........................         84
      1,748    * Sierra Health Services, Inc..........         21
      1,567    * Sola International, Inc..............         20
        781    * Sonic Innovations, Inc...............          3
        733    * SonoSite, Inc........................         10
        366    e* Specialty Laboratories, Inc.........          4
     11,932    * St. Jude Medical, Inc................        474
      2,308    * Stericycle, Inc......................         75
      4,798    * Steris Corp..........................        116
      7,000    * Stewart Enterprises, Inc (Class A)...         39
      9,068    e Stryker Corp.........................        609
      1,300    e* Sunrise Assisted Living, Inc........         32
      2,113    e* SuperGen, Inc.......................          8
        900    * SurModics, Inc.......................         26
      2,566    * Sybron Dental Specialties, Inc.......         38
      1,235    * Syncor International Corp............         34
      1,732    * Tanox, Inc...........................         16
      2,800    * Techne Corp..........................         80
      1,856    * Telik, Inc...........................         22
     32,994    * Tenet Healthcare Corp................        541
      3,200    * Texas Biotechnology Corp.............          4
      2,000    * Theragenics Corp.....................          8
      1,595    * Therasense, Inc......................         13
      3,489    * Thoratec Corp........................         27
      2,015    * Transkaryotic Therapies, Inc.........         20
      4,949    * Triad Hospitals, Inc.................        148
      2,318    * Triangle Pharmaceuticals, Inc........         14
        953    e* Trimeris, Inc.......................         41
      1,583    * TriPath Imaging, Inc.................          4
      2,753    * Tularik, Inc.........................         21
      4,973    * U.S. Oncology, Inc...................         43
        623    * U.S. Physical Therapy, Inc...........          7
      1,341    * Unilab Corp..........................         25
      1,089    * United Surgical Partners
                 International, Inc...................         17
      1,125    e* United Therapeutics Corp............         19
     18,435    UnitedHealth Group, Inc................      1,539
      3,348    * Universal Health Services, Inc (Class
                 B)...................................        151
        959    * Urologix, Inc........................          3
      4,606    * Varian Medical Systems, Inc..........        228
      2,033    * Varian, Inc..........................         58
      1,285    * VCA Antech, Inc......................         19
        800    * Ventana Medical Systems, Inc.........         18
      4,287    Ventas, Inc............................         49
      1,397    e* Versicor, Inc.......................         15
      4,981    * Vertex Pharmaceuticals, Inc..........         79
      1,897    * Viasys Healthcare, Inc...............         28
      1,500    * Vical, Inc...........................          5
      3,466    * Visx, Inc............................         33
        400    Vital Signs, Inc.......................         12
      2,569    * VitalWorks, Inc......................         10
      2,366    * Vivus, Inc...........................          9
      8,959    * Waters Corp..........................        195
      6,848    * Watson Pharmaceuticals, Inc..........        194
      1,445    * Watson Wyatt & Co Holdings...........         31
     19,602    * WebMD Corp...........................        168
      9,857    * Wellpoint Health Networks, Inc.......        701
      1,118    * Women First Healthcare, Inc..........          5
     89,992    Wyeth..................................      3,366
      1,200    X-Rite, Inc............................          8
        311    * Young Innovations, Inc...............          7
     13,136    * Zimmer Holdings, Inc.................        545

                       See Notes to Financial Statements
                              2002 ANNUAL REPORT TIAA Separate Account VA-1   17

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 HEALTH CARE--(CONTINUED)
        600    * Zoll Medical Corp....................   $     21
        718    * Zymogenetics, Inc....................          7
                                                         --------
               TOTAL HEALTH CARE......................     93,651
                                                         --------
 OTHER--2.17%
        684    * 4Kids Entertainment, Inc.............         15
      2,600    ABM Industries, Inc....................         40
        591    b,e* Actrade Financial Technologies
                 Ltd..................................          0
      3,000    Acuity Brands, Inc.....................         41
      1,377    e* Administaff, Inc....................          8
      1,359    * Advo, Inc............................         45
      2,871    Alexander & Baldwin, Inc...............         74
        400    * Ambassadors Group, Inc...............          5
      8,085    * Apollo Group, Inc (Class A)..........        356
      1,040    * Apollo Group, Inc (University Of
                 Phoenix Online)......................         37
      1,700    Banta Corp.............................         53
      1,110    * Bell Microproducts, Inc..............          6
      1,224    Brady Corp (Class A)...................         41
        785    * Bright Horizons Family Solutions,
                 Inc..................................         22
      3,132    * Career Education Corp................        125
        900    * CDI Corp.............................         24
     73,484    * Cendant Corp.........................        770
      1,250    Central Parking Corp...................         24
      5,700    * Century Business Services, Inc.......         15
        529    * Charles River Associates, Inc........          7
      8,036    Cintas Corp............................        368
      2,624    * Corinthian Colleges, Inc.............         99
        942    * Cornell Cos, Inc.....................          8
      2,561    * Corporate Executive Board Co.........         82
        938    * CoStar Group, Inc....................         17
        264    Courier Corp...........................         12
      3,558    Crane Co...............................         71
        489    Curtiss-Wright Corp....................         31
      1,294    * Daisytek International Corp..........         10
      4,016    * DeVry, Inc...........................         67
     13,800    e Dover Corp...........................        402
      5,144    * Dun & Bradstreet Corp................        177
      1,668    * Education Management Corp............         63
      1,171    Ennis Business Forms, Inc..............         14
        859    * ESCO Technologies, Inc...............         32
      3,466    * Exult, Inc...........................         11
        912    * Fidelity National Information
                 Solutions, Inc.......................         16
      1,307    * First Consulting Group, Inc..........          8
      2,700    First Industrial Realty Trust, Inc.....         76
      1,000    * Forrester Research, Inc..............         16
     10,213    Fortune Brands, Inc....................        475
        428    * General Binding Corp.................          4
      1,525    Gentiva Health Services, Inc...........         13
      2,138    * Getty Images, Inc....................         65
      3,923    * GTECH Holdings Corp..................        109
     12,491    H & R Block, Inc.......................        502
        726    * Hall Kinion & Associates, Inc........          4
      2,000    Harland (John H.) Co...................         44
      1,400    * Heidrick & Struggles International,
                 Inc..................................         21
      4,042    HON Industries, Inc....................        114
     55,168    Honeywell International, Inc...........      1,324
        675    * Hotels.Com (Class A).................         37
        200    * ICT Group, Inc.......................          2
      1,967    * infoUSA, Inc.........................         10
        832    e* Invision Technologies, Inc..........         22
      1,141    * Itron, Inc...........................         22
      6,133    ITT Industries, Inc....................        372
      1,200    Kelly Services, Inc (Class A)..........         30

   SHARES                                               VALUE (000)
   ------                                               -----------
      2,700    * Korn/Ferry International.............   $     20
      2,950    * Labor Ready, Inc.....................         19
      5,200    Liberty Property Trust.................        166
        287    * Lifeline Systems, Inc................          6
      9,060    Loews Corp.............................        403
      5,174    Manpower, Inc..........................        165
      1,977    Matthews International Corp (Class
                 A)...................................         44
        658    McGrath RentCorp.......................         15
        667    * Memberworks, Inc.....................         12
      8,867    Moody's Corp...........................        366
      6,683    * MPS Group, Inc.......................         37
      1,833    * MSC.Software Corp....................         14
      2,900    * Navigant Consulting, Inc.............         17
      1,346    * NCO Group, Inc.......................         21
        800    New England Business Services, Inc.....         20
      1,365    * Offshore Logistics, Inc..............         30
      3,340    Pentair, Inc...........................        115
      3,721    Pittston Brink's Group.................         69
        911    e* Pre-Paid Legal Services, Inc........         24
        973    * ProQuest Co..........................         19
        853    e* Protection One, Inc.................          2
      1,871    * R.H. Donnelley Corp..................         55
      7,167    R.R. Donnelley & Sons Co...............        156
        394    * Remedytemp, Inc (Class A)............          6
      1,839    * Rent-Way, Inc........................          6
      1,160    * Right Management Consultants, Inc....         15
        840    * RMH Teleservices, Inc................          9
     10,615    * Robert Half International, Inc.......        171
      1,081    Rollins, Inc...........................         28
      1,104    * School Specialty, Inc................         22
     20,732    Servicemaster Co.......................        230
      4,207    * Spherion Corp........................         28
      5,366    e* SPX Corp............................        201
      1,179    Standard Register Co...................         21
        800    Standex International Corp.............         19
        746    * Startek, Inc.........................         21
        529    Strayer Education, Inc.................         30
      9,074    Supervalu, Inc.........................        150
      1,600    * Symyx Technologies, Inc..............         20
     44,779    Sysco Corp.............................      1,334
        835    Talx Corp..............................         11
        500    * Tejon Ranch Co.......................         15
      2,389    Teleflex, Inc..........................        102
      2,768    * TeleTech Holdings, Inc...............         20
      8,002    Textron, Inc...........................        344
      5,657    * TMP Worldwide, Inc...................         64
      5,281    * U.S. Industries, Inc.................         14
        587    Unifirst Corp..........................         12
      2,061    * United Stationers, Inc...............         59
     32,096    United Technologies Corp...............      1,988
      6,076    Viad Corp..............................        136
        600    * Wackenhut Corrections Corp...........          7
      2,013    Walter Industries, Inc.................         22
                                                         --------
               TOTAL OTHER............................     13,358
                                                         --------
 PRODUCER DURABLES--5.15%
     26,406    3M Co..................................      3,256
      2,289    * Active Power, Inc....................          4
        659    * Actuant Corp.........................         31
      5,183    * AGCO Corp............................        115
        446    Alamo Group, Inc.......................          5
      9,158    * Allied Waste Industries, Inc.........         92
      1,100    American States Water Co...............         25
      3,483    American Water Works Co, Inc...........        158

 18  TIAA Separate Account VA-1 2002 ANNUAL REPORT
                       See Notes to Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 PRODUCER DURABLES--(CONTINUED)
      2,278    Ametek, Inc............................   $     88
      1,381    Applied Industrial Technologies, Inc...         26
      1,200    * Astec Industries, Inc................         12
        400    * August Technology Corp...............          2
      2,164    Baldor Electric Co.....................         43
      1,478    Briggs & Stratton Corp.................         63
      2,384    * Brooks-PRI Automation, Inc...........         27
      1,000    California Water Service Group.........         24
      5,543    * Capstone Turbine Corp................          5
      1,195    * Casella Waste Systems, Inc (Class
                 A)...................................         11
     23,320    Caterpillar, Inc.......................      1,066
        714    CIRCOR International, Inc..............         11
      1,567    * Coinstar, Inc........................         35
        881    * Columbus Mckinnon Corp...............          3
        734    * Consolidated Graphics, Inc...........         16
      2,403    Cummins, Inc...........................         68
      1,000    * Cuno, Inc............................         33
      7,543    e Danaher Corp.........................        496
     16,152    Deere & Co.............................        741
      3,450    * Dycom Industries, Inc................         46
      4,751    Eaton Corp.............................        371
     28,412    Emerson Electric Co....................      1,445
      3,059    Federal Signal Corp....................         59
        956    * Flow International Corp..............          2
      3,277    * Flowserve Corp.......................         48
      3,959    * FMC Technologies, Inc................         81
        462    Franklin Electric Co, Inc..............         22
      2,400    e* FuelCell Energy, Inc................         16
      1,072    * Gardner Denver, Inc..................         22
      2,986    GATX Corp..............................         68
    674,361    General Electric Co....................     16,421
        870    * Genlyte Group, Inc...................         27
      1,604    * Global Power Equipment Group, Inc....          8
        539    Gorman-Rupp Co.........................         13
      1,629    * Graphic Packaging International
                 Corp.................................          9
      2,800    Harsco Corp............................         89
      1,781    * Headwaters, Inc......................         28
      3,320    Hubbell, Inc (Class B).................        117
      1,893    IDEX Corp..............................         62
     14,937    Illinois Tool Works, Inc...............        969
      1,291    * Imagistics International, Inc........         26
      1,262    * Ionics, Inc..........................         29
      3,200    JLG Industries, Inc....................         24
      3,106    * Joy Global, Inc......................         35
        993    * Kadant, Inc..........................         15
      1,979    Kaydon Corp............................         42
      2,312    Kennametal, Inc........................         80
      2,194    Lafarge North America, Inc.............         72
        300    Lawson Products, Inc...................          9
      2,211    Lincoln Electric Holdings, Inc.........         51
        700    Lindsay Manufacturing Co...............         15
      1,409    * Littelfuse, Inc......................         24
      3,185    e* Magna Entertainment Corp (Class
                 A)...................................         20
      1,400    * Magnetek, Inc........................          6
      1,635    Manitowoc Co, Inc......................         42
      3,352    Martin Marietta Materials, Inc.........        103
      1,150    Milacron, Inc..........................          7
        565    Mine Safety Appliances Co..............         18
        413    Nacco Industries, Inc (Class A)........         18
      1,975    * National Instruments Corp............         64
      3,724    * Navistar International Corp..........         91
      5,171    * Newpark Resources, Inc...............         22
      1,000    NN, Inc................................         10

   SHARES                                               VALUE (000)
   ------                                               -----------
      1,603    Nordson Corp...........................   $     40
      7,439    Paccar, Inc............................        343
      7,979    Parker Hannifin Corp...................        368
      4,039    Philadelphia Suburban Corp.............         83
      1,200    e* Photon Dynamics, Inc................         27
     16,289    Pitney Bowes, Inc......................        532
      1,182    e* Plug Power, Inc.....................          5
      3,890    * Power-One, Inc.......................         22
      2,028    * Quanta Services, Inc.................          7
      2,306    * Rayovac Corp.........................         31
      1,663    Regal-Beloit Corp......................         34
     10,488    * Republic Services, Inc...............        220
        400    Richardson Electronics Ltd.............          3
        600    Robbins & Myers, Inc...................         11
     11,258    Rockwell Automation, Inc...............        233
      1,996    Roper Industries, Inc..................         73
        744    Sauer-Danfoss, Inc.....................          6
        149    SJW Corp...............................         12
        884    * SPS Technologies, Inc................         21
        469    Starrett (L.S.) Co (Class A)...........          8
      2,032    Stewart & Stevenson Services, Inc......         29
        255    * Strattec Security Corp...............         12
      1,000    Tecumseh Products Co (Class A).........         44
        600    Tennant Co.............................         20
      2,860    * Terex Corp...........................         32
      3,591    * Tetra Tech, Inc......................         44
        940    * Tetra Technologies, Inc..............         20
      2,968    * Thomas & Betts Corp..................         50
      3,453    Timken Co..............................         66
        800    Toro Co................................         51
        571    e* TRC Cos, Inc........................          7
        800    * Trikon Technologies, Inc.............          4
      2,420    Trinity Industries, Inc................         46
      2,995    * UNOVA, Inc...........................         18
      1,512    Valhi, Inc.............................         13
      1,000    Valmont Industries, Inc................         19
      6,476    Vulcan Materials Co....................        243
      5,309    W.W. Grainger, Inc.....................        274
      2,466    Wabtec Corp............................         35
      1,892    * Waste Connections, Inc...............         73
     39,009    Waste Management, Inc..................        894
      1,100    Watts Industries, Inc (Class A)........         17
     48,942    e* Xerox Corp..........................        394
                                                         --------
............    TOTAL PRODUCER DURABLES................     31,686
                                                         --------
 TECHNOLOGY--14.99%
     24,542    * 3Com Corp............................        114
        900    * 3D Systems Corp......................          7
      1,556    * Actel Corp...........................         25
      1,924    e* Acterna Corp........................          0
      2,904    * Activision, Inc......................         42
      3,042    * Actuate Corp.........................          5
      5,409    * Acxiom Corp..........................         83
      7,709    * Adaptec, Inc.........................         44
     54,729    * ADC Telecommunications, Inc..........        114
        700    * ADE Corp.............................          4
     16,167    Adobe Systems, Inc.....................        403
      1,423    * Adtran, Inc..........................         47
      4,600    * Advanced Digital Information Corp....         31
      1,193    * Advanced Energy Industries, Inc......         15
      5,641    * Advanced Fibre Communications, Inc...         94
     23,508    * Advanced Micro Devices, Inc..........        152
        395    * Advanced Power Technology, Inc.......          1
      2,172    * Advent Software, Inc.................         30

                       See Notes to Financial Statements
                              2002 ANNUAL REPORT TIAA Separate Account VA-1   19

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 TECHNOLOGY--(CONTINUED)
      4,300    * Aeroflex, Inc........................   $     30
      2,600    * Aether Systems, Inc..................         10
      6,576    * Affiliated Computer Services, Inc
                 (Class A)............................        346
     46,506    * Agere Systems, Inc (Class A).........         67
     67,048    * Agere Systems, Inc (Class B).........         94
      2,666    * Agile Software Corp..................         21
     31,522    * Agilent Technologies, Inc............        566
      6,963    e* Akamai Technologies, Inc............         12
      4,208    * Alliance Data Systems Corp...........         75
      1,895    * Alliance Semiconductor Corp..........          7
      2,156    * Alloy, Inc...........................         24
     26,142    * Altera Corp..........................        323
        360    * Altiris, Inc.........................          6
      2,722    * American Management Systems, Inc.....         33
     11,405    * American Power Conversion Corp.......        173
      1,600    * American Superconductor Corp.........          5
      6,298    e* Amkor Technology, Inc...............         30
      1,398    * Amphenol Corp (Class A)..............         53
      2,400    * Anadigics, Inc.......................          6
     24,778    * Analog Devices, Inc..................        591
        477    Analogic Corp..........................         24
      1,600    * Anaren Microwave, Inc................         14
      5,887    * Andrew Corp..........................         61
      2,198    * Anixter International, Inc...........         51
      3,349    * Answerthink, Inc.....................          8
      1,047    * Ansys, Inc...........................         21
      1,079    * Anteon International Corp............         26
      1,700    * APAC Customer Services, Inc..........          4
     24,131    * Apple Computer, Inc..................        346
    110,766    * Applied Materials, Inc...............      1,443
     20,650    * Applied Micro Circuits Corp..........         76
      2,100    * Arbitron, Inc........................         70
     19,021    * Ariba, Inc...........................         47
      4,429    * Arris Group, Inc.....................         16
      6,892    * Arrow Electronics, Inc...............         88
      2,137    * Artesyn Technologies, Inc............          8
        900    * Artisan Components, Inc..............         14
     18,184    * Ascential Software Corp..............         44
      1,946    e* Asiainfo Holdings, Inc..............         12
      4,000    * Aspect Communications Corp...........         11
      2,555    e* Aspen Technology, Inc...............          7
      1,322    e* AstroPower, Inc.....................         11
      2,600    * Asyst Technologies, Inc..............         19
      1,509    * At Road, Inc.........................          6
     27,984    * Atmel Corp...........................         62
      1,950    * ATMI, Inc............................         36
      1,206    * Audiovox Corp (Class A)..............         12
      7,958    Autodesk, Inc..........................        114
     41,851    Automatic Data Processing, Inc.........      1,643
      4,177    * Avanex Corp..........................          4
     26,003    e* Avaya, Inc..........................         64
      2,497    * Avenue A, Inc........................          7
      1,792    * Avid Technology, Inc.................         41
      7,746    * Avnet, Inc...........................         84
      2,798    * Avocent Corp.........................         62
      3,822    AVX Corp...............................         37
      7,081    * Axcelis Technologies, Inc............         40
      1,500    * AXT, Inc.............................          3
      1,052    * Barra, Inc...........................         32
     24,846    * BEA Systems, Inc.....................        285
      9,758    * BearingPoint, Inc....................         67
        786    BEI Technologies, Inc..................          9
        674    Bel Fuse, Inc (Class B)................         14

   SHARES                                               VALUE (000)
   ------                                               -----------
      1,712    Belden, Inc............................   $     26
      1,637    * Benchmark Electronics, Inc...........         47
      7,662    * Bisys Group, Inc.....................        122
      1,400    Black Box Corp.........................         63
     16,680    * BMC Software, Inc....................        285
      4,105    * Borland Software Corp................         50
        924    * Boston Communications Group..........         12
     13,313    * Broadcom Corp (Class A)..............        200
     16,002    * Brocade Communications Systems,
                 Inc..................................         66
      1,800    C&D Technologies, Inc..................         32
      3,175    * Cable Design Technologies Corp.......         19
      1,796    * CACI International, Inc (Class A)....         64
     18,038    * Cadence Design Systems, Inc..........        213
        700    * Caminus Corp.........................          2
      1,340    * Carreker Corp........................          6
        300    * Catapult Communications Corp.........          4
      2,266    * C-COR.net Corp.......................          8
      1,843    * Centillium Communications, Inc.......          4
     10,128    e* Ceridian Corp.......................        146
      4,279    * Certegy, Inc.........................        105
      4,200    * Checkfree Corp.......................         67
      2,315    * Checkpoint Systems, Inc..............         24
      3,036    * ChipPAC, Inc.........................         11
      2,100    * Chordiant Software, Inc..............          3
      3,700    * Ciber, Inc...........................         19
     27,122    * CIENA Corp...........................        139
      5,224    * Cirrus Logic, Inc....................         15
    496,394    * Cisco Systems, Inc...................      6,503
     12,523    * Citrix Systems, Inc..................        154
        524    * ClearOne Communications, Inc.........          2
      8,299    * CNET Networks, Inc...................         22
      2,394    * Cognex Corp..........................         44
        500    e* Cognizant Technology Solutions
                 Corp.................................         36
      1,500    Cohu, Inc..............................         22
      3,800    * CommScope, Inc.......................         30
      1,641    * Compucom Systems, Inc................          9
     30,933    Computer Associates International,
                 Inc..................................        418
      2,259    * Computer Horizons Corp...............          7
      2,075    * Computer Network Technology Corp.....         15
     10,977    * Computer Sciences Corp...............        378
     22,875    * Compuware Corp.......................        110
        200    Compx International, Inc...............          2
     12,818    * Comverse Technology, Inc.............        128
      1,700    * Concord Camera Corp..................          9
      1,145    * Concord Communications, Inc..........         10
     34,705    * Concord EFS, Inc.....................        546
      4,500    * Concurrent Computer Corp.............         13
     18,598    * Conexant Systems, Inc................         30
     11,750    * Convergys Corp.......................        178
        573    * CoorsTek, Inc........................         15
     72,733    e* Corning, Inc........................        241
      1,384    * Covansys Corp........................          5
      2,947    e* Cray, Inc...........................         23
      4,346    * Credence Systems Corp................         41
      5,099    e* Cree, Inc...........................         83
      3,793    * CSG Systems International, Inc.......         52
      2,100    CTS Corp...............................         16
      1,000    Cubic Corp.............................         18
      2,443    e* Cymer, Inc..........................         79
      8,434    * Cypress Semiconductor Corp...........         48
      1,000    * Daktronics, Inc......................         13
      1,300    * Datastream Systems, Inc..............          8
      3,000    e* DDI Corp............................          1
      2,278    * dELiA*s Corp (Class A)...............          1

 20  TIAA Separate Account VA-1 2002 ANNUAL REPORT
                       See Notes to Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 TECHNOLOGY--(CONTINUED)
    153,383    * Dell Computer Corp...................   $  4,101
      4,378    Deluxe Corp............................        184
      1,448    * DiamondCluster International, Inc
                 (Class A)............................          5
      4,872    Diebold, Inc...........................        201
        703    * Digimarc Corp........................          8
      2,000    * Digital Insight Corp.................         17
      1,928    * Digital River, Inc...................         23
        600    * Digitas, Inc.........................          2
        567    * DocuCorp International, Inc..........          4
      2,800    * Documentum, Inc......................         44
      8,500    * DoubleClick, Inc.....................         48
        607    * Drexler Technology Corp..............          8
      1,939    * DSP Group, Inc.......................         31
      8,119    * DST Systems, Inc.....................        289
        859    * Dupont Photomasks, Inc...............         20
      4,538    * E.piphany, Inc.......................         19
      8,828    * Earthlink, Inc.......................         48
      1,800    e* Echelon Corp........................         20
      1,002    EDO Corp...............................         21
      3,401    * eFunds Corp..........................         31
      2,000    * Electro Scientific Industries, Inc...         40
      1,600    * Electroglas, Inc.....................          2
      8,181    * Electronic Arts, Inc.................        407
     32,527    Electronic Data Systems Corp...........        599
      3,700    * Electronics For Imaging, Inc.........         60
        900    * Embarcadero Technologies, Inc........          5
    150,200    * EMC Corp.............................        922
      1,702    * Emcore Corp..........................          4
        756    * EMS Technologies, Inc................         12
      5,723    * Emulex Corp..........................        106
      3,302    * Entegris, Inc........................         34
     11,627    * Enterasys Networks, Inc..............         18
      3,500    * Entrust, Inc.........................         12
        737    * EPIQ Systems, Inc....................         11
      9,810    Equifax, Inc...........................        227
      1,565    * eSpeed, Inc (Class A)................         27
      2,200    * ESS Technology, Inc..................         14
      1,492    * Esterline Technologies Corp..........         26
      2,800    * Exar Corp............................         35
        600    * Excel Technology, Inc................         11
      7,347    * Extreme Networks, Inc................         24
      1,594    e* F5 Networks, Inc....................         17
      3,504    Fair, Isaac & Co, Inc..................        150
      7,879    * Fairchild Semiconductor
                 International, Inc (Class A).........         84
      2,479    e* FalconStor Software, Inc............         10
      1,709    * FEI Co...............................         26
      2,523    * Filenet Corp.........................         31
      9,210    e* Finisar Corp........................          9
     51,655    First Data Corp........................      1,829
     13,012    * Fiserv, Inc..........................        442
      1,071    * Flir Systems, Inc....................         52
      6,278    * Foundry Networks, Inc................         44
      2,724    e* Freemarkets, Inc....................         18
      2,000    * FSI International, Inc...............          9
     12,739    * Gateway, Inc.........................         40
      2,400    General Cable Corp.....................          9
      2,198    e* Genesis Microchip, Inc..............         29
        500    * Global Imaging Systems, Inc..........          9
      2,524    Global Payments, Inc...................         81
      8,569    * GlobespanVirata, Inc.................         38
      4,100    * GrafTech International Ltd...........         24
      2,046    * Griffon Corp.........................         28
      3,033    e* Handspring, Inc.....................          3

   SHARES                                               VALUE (000)
   ------                                               -----------
      4,036    * Harmonic, Inc........................   $      9
      4,175    Harris Corp............................        110
      1,700    Helix Technology Corp..................         19
      4,697    Henry (Jack) & Associates, Inc.........         57
    183,561    Hewlett-Packard Co.....................      3,187
      1,800    * Hutchinson Technology, Inc...........         37
      2,432    * Hypercom Corp........................          9
      2,230    * Hyperion Solutions Corp..............         57
     20,390    e* i2 Technologies, Inc................         23
      3,289    * Identix, Inc.........................         17
      1,449    * iGate Corp...........................          4
        700    * Ii-Vi, Inc...........................         11
      9,909    IKON Office Solutions, Inc.............         71
      2,423    * Imation Corp.........................         85
        900    * Inet Technologies, Inc...............          5
      2,671    * InFocus Corp.........................         16
        403    * Infogrames, Inc......................          1
      4,516    * Infonet Services Corp (Class B)......          9
      4,284    * Informatica Corp.....................         25
      1,989    * Information Resources, Inc...........          3
        461    * Inforte Corp.........................          4
      5,682    * Ingram Micro, Inc (Class A)..........         70
      9,219    * Inktomi Corp.........................         15
        600    * Inrange Technologies Corp (Class
                 B)...................................          1
        692    * Integral Systems, Inc................         14
      3,402    * Integrated Circuit Systems, Inc......         62
      7,233    * Integrated Device Technology, Inc....         61
    453,593    Intel Corp.............................      7,062
        900    * Intercept, Inc.......................         15
      3,915    * Interdigital Communications Corp.....         57
      3,200    * Intergraph Corp......................         57
      8,760    * Interland, Inc.......................         11
        991    * Intermagnetics General Corp..........         19
    116,157    International Business Machines Corp...      9,002
      4,451    * International Rectifier Corp.........         82
      2,744    e* Internet Security Systems, Inc......         50
      8,141    * Intersil Corp (Class A)..............        113
      1,400    Inter-Tel, Inc.........................         29
      5,317    * Intertrust Technologies Corp.........         22
      7,538    * Interwoven, Inc......................         20
      1,058    * Intrado, Inc.........................         11
     12,897    * Intuit, Inc..........................        605
      3,555    * Iomega Corp..........................         28
      4,245    * Iron Mountain, Inc...................        140
      1,367    * ITXC Corp............................          3
      1,548    * Ixia.................................          6
        700    * IXYS Corp............................          5
      6,865    * J.D. Edwards & Co....................         77
        359    e* j2 Global Communications, Inc.......          7
     10,680    * Jabil Circuit, Inc...................        191
      1,953    * JDA Software Group, Inc..............         19
     83,158    e* JDS Uniphase Corp...................        205
     19,963    * Juniper Networks, Inc................        136
      4,227    * Keane, Inc...........................         38
        600    Keithley Instruments, Inc..............          8
      6,007    * Kemet Corp...........................         53
      1,731    * Keynote Systems, Inc.................         13
      1,396    * Kforce, Inc..........................          6
     12,834    e* KLA-Tencor Corp.....................        454
      4,991    * Kopin Corp...........................         20
      1,368    * Kronos, Inc..........................         51
      3,600    * Kulicke & Soffa Industries, Inc......         21
      8,892    * Lam Research Corp....................         96
      6,194    * Lattice Semiconductor Corp...........         54

                       See Notes to Financial Statements
                              2002 ANNUAL REPORT TIAA Separate Account VA-1   21

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 TECHNOLOGY--(CONTINUED)
      1,010    * Lawson Software, Inc.................   $      6
        753    * Learning Tree International, Inc.....         10
        517    * LeCroy Corp..........................          6
      6,268    * Legato Systems, Inc..................         32
      2,300    * Lexar Media, Inc.....................         14
      8,794    e* Lexmark International, Inc..........        532
      7,622    * Liberate Technologies................         11
      2,034    * Lightbridge, Inc.....................         13
     21,460    Linear Technology Corp.................        552
      4,921    * Looksmart Ltd........................         12
     25,435    * LSI Logic Corp.......................        147
      3,416    * LTX Corp.............................         21
    235,713    e* Lucent Technologies, Inc............        297
      4,000    * Macromedia, Inc......................         43
      3,052    * Macrovision Corp.....................         49
      1,332    * Magma Design Automation, Inc.........         13
      2,621    * Mail-Well, Inc.......................          7
      1,369    e* Manhattan Associates, Inc...........         32
        519    * Mantech International Corp (Class
                 A)...................................         10
      1,100    e* Manufacturers Services Ltd..........          6
      4,273    e* Manugistics Group, Inc..............         10
      1,033    * MAPICS, Inc..........................          7
      1,100    * Mapinfo Corp.........................          6
      1,446    * Mastec, Inc..........................          4
      3,375    * Matrixone, Inc.......................         15
     21,950    Maxim Integrated Products, Inc.........        725
     14,340    * Maxtor Corp..........................         73
      4,553    * McData Corp (Class A)................         32
      1,400    * MCSi, Inc............................          7
      1,462    * MEMC Electronic Materials, Inc.......         11
      4,700    * Mentor Graphics Corp.................         37
      1,540    * Mercury Computer Systems, Inc........         47
      5,343    * Mercury Interactive Corp.............        158
        940    * Merix Corp...........................          8
      1,900    * MetaSolv, Inc........................          3
      2,500    Methode Electronics, Inc (Class A).....         27
      2,475    * Mettler-Toledo International, Inc....         79
      4,564    * Micrel, Inc..........................         41
     13,549    Microchip Technology, Inc..............        331
      5,400    * Micromuse, Inc.......................         21
     37,075    e* Micron Technology, Inc..............        361
      2,114    * Microsemi Corp.......................         13
    303,824    * Microsoft Corp.......................     15,708
      3,137    e* Microtune, Inc......................         10
      2,110    e* MIPS Technologies, Inc (Class A)....          6
        582    * MIPS Technologies, Inc (Class B).....          2
      1,655    e* MKS Instruments, Inc................         27
      8,875    Molex, Inc.............................        204
      1,289    * Monolithic System Technology, Inc....         16
    153,363    Motorola, Inc..........................      1,327
      1,100    * MRO Software, Inc....................         13
      5,858    * MRV Communications, Inc..............          6
      1,508    MTS Systems Corp.......................         15
        500    * Nanometrics, Inc.....................          2
        360    * Nassda Corp..........................          4
        500    * National Processing, Inc.............          8
     12,371    * National Semiconductor Corp..........        186
        872    * Navigant International, Inc..........         11
      4,200    * NCP Litigation Trust.................          0
      5,670    * NCR Corp.............................        135
      2,331    NDCHealth Corp.........................         46
      1,200    * Net2Phone, Inc.......................          5
      1,742    e* Netegrity, Inc......................          6

   SHARES                                               VALUE (000)
   ------                                               -----------
      2,845    * NETIQ Corp...........................   $     35
        746    * Netro Corp...........................          2
      1,000    * Netscout Systems, Inc................          4
        722    * NetScreen Technologies, Inc..........         12
     20,473    e* Network Appliance, Inc..............        205
     10,639    * Network Associates, Inc..............        171
      4,791    * New Focus, Inc.......................         18
      2,716    * Newport Corp.........................         34
      1,500    e* Next Level Communications, Inc......          1
      1,732    * NIC, Inc.............................          2
      1,000    * Novadigm, Inc........................          2
     24,705    * Novell, Inc..........................         83
     10,195    * Novellus Systems, Inc................        286
      1,400    * Nu Horizons Electronics Corp.........          8
      1,939    * Nuance Communications, Inc...........          5
      1,360    * Numerical Technologies, Inc..........          5
      9,004    e* Nvidia Corp.........................        104
      1,700    e* NYFIX, Inc..........................          8
      4,021    * Oak Technology, Inc..................         11
      1,426    * Omnivision Technologies, Inc.........         19
      2,400    * ON Semiconductor Corp................          3
      2,900    * Onyx Software Corp...................          4
     12,637    * Openwave Systems, Inc................         25
      8,470    * Oplink Communications, Inc...........          7
        600    * Opnet Technologies, Inc..............          5
    279,387    * Oracle Corp..........................      3,017
        482    * OSI Systems, Inc.....................          8
        547    * Overland Storage, Inc................          8
      3,572    * Overture Services, Inc...............         98
      1,600    * Packeteer, Inc.......................         11
      2,088    * Palm, Inc............................         33
      1,975    * Paradyne Networks, Inc...............          3
     17,964    * Parametric Technology Corp...........         45
      1,250    Park Electrochemical Corp..............         24
      2,314    * Paxar Corp...........................         34
      2,900    * Paxson Communications Corp...........          6
     22,077    Paychex, Inc...........................        616
      1,347    * PC-Tel, Inc..........................          9
        860    * PDF Solutions, Inc...................          6
        603    * PEC Solutions, Inc...................         18
      1,800    * Pegasus Solutions, Inc...............         18
        438    * Pegasystems, Inc.....................          2
     18,709    * Peoplesoft, Inc......................        342
      1,447    * Pericom Semiconductor Corp...........         12
      4,935    * Perot Systems Corp (Class A).........         53
      1,700    * Phoenix Technologies Ltd.............         10
      1,900    * Photronics, Inc......................         26
      2,158    Pioneer-Standard Electronics, Inc......         20
      2,318    * Pixelworks, Inc......................         13
        904    * Planar Systems, Inc..................         19
      2,717    * Plantronics, Inc.....................         41
      3,100    * Plexus Corp..........................         27
      1,200    * PLX Technology, Inc..................          5
     11,397    e* PMC-Sierra, Inc.....................         63
      7,006    * Polycom, Inc.........................         67
        700    * Pomeroy Computer Resources, Inc......          8
      7,300    * Portal Software, Inc.................          6
        458    * Powell Industries, Inc...............          8
      1,813    * Power Integrations, Inc..............         31
      4,709    * Powerwave Technologies, Inc..........         25
      2,566    e* PRG-Schultz International, Inc......         23
      1,500    * Probusiness Services, Inc............         15
      2,252    * Progress Software Corp...............         29
      1,742    * Proton Energy Systems................          5

 22  TIAA Separate Account VA-1 2002 ANNUAL REPORT
                       See Notes to Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 TECHNOLOGY--(CONTINUED)
      8,578    e* Proxim Corp (Class A)...............   $      7
      3,398    * PTEK Holdings, Inc...................         15
      6,107    * QLogic Corp..........................        211
      1,050    * QRS Corp.............................          7
     52,017    * Qualcomm, Inc........................      1,893
      9,635    * Quantum Corp.........................         26
      2,634    * Quest Software, Inc..................         27
        449    Quixote Corp...........................          8
      1,238    * Radiant Systems, Inc.................         12
      1,200    * Radisys Corp.........................         10
      1,700    * Rainbow Technologies, Inc............         12
      3,114    * Raindance Communications, Inc........         10
      6,100    * Rambus, Inc..........................         41
     12,375    * Rational Software Corp...............        129
      8,725    * Read-Rite Corp.......................          3
      6,483    * RealNetworks, Inc....................         25
      8,148    * Red Hat, Inc.........................         48
      9,518    e* Redback Networks, Inc...............          8
      2,049    * Register.com, Inc....................          9
        781    e* Renaissance Learning, Inc...........         15
        700    e* Research Frontiers, Inc.............          6
      3,716    * Retek, Inc...........................         10
      4,460    Reynolds & Reynolds Co (Class A).......        114
      9,806    * RF Micro Devices, Inc................         72
      8,816    * Riverstone Networks, Inc.............         19
      1,100    * Rogers Corp..........................         24
      1,418    * Roxio, Inc...........................          7
      3,307    * RSA Security, Inc....................         20
        688    * Rudolph Technologies, Inc............         13
      5,099    * S1 Corp..............................         23
      9,000    * Safeguard Scientifics, Inc...........         12
        982    * Sanchez Computer Associates, Inc.....          3
      4,157    e* Sandisk Corp........................         84
     36,035    * Sanmina-SCI Corp.....................        162
      5,900    * Sapient Corp.........................         12
      1,000    * SBS Technologies, Inc................          9
      3,746    e* Scansoft, Inc.......................         19
        349    * Scansource, Inc......................         17
     10,710    Scientific-Atlanta, Inc................        127
      1,124    * SCM Microsystems, Inc................          5
      1,500    * Seachange International, Inc.........          9
     16,448    * Seagate Technology -Escrow...........          0
      2,100    * Secure Computing Corp................         13
      3,749    * Seebeyond Technology Corp............          9
      1,100    * Semitool, Inc........................          7
      4,307    * Semtech Corp.........................         47
      1,206    * Serena Software, Inc.................         19
     26,862    * Siebel Systems, Inc..................        201
     13,958    * Silicon Graphics, Inc................         16
      4,000    * Silicon Image, Inc...................         24
      1,654    e* Silicon Laboratories, Inc...........         32
      5,900    * Silicon Storage Technology, Inc......         24
        500    * Siliconix, Inc.......................         12
        517    * Simpletech, Inc......................          2
      1,800    * Sipex Corp...........................          7
      3,700    * Sitel Corp...........................          4
     56,649    e* Solectron Corp......................        201
      2,000    * Somera Communications, Inc...........          5
      6,172    e* SONICblue, Inc......................          3
      3,546    * SonicWALL, Inc.......................         13
     12,965    * Sonus Networks, Inc..................         13
      1,062    * Sourcecorp...........................         20
      1,100    * Spectralink Corp.....................          8

   SHARES                                               VALUE (000)
   ------                                               -----------
      1,766    * SpeechWorks International, Inc.......   $      5
        900    * SPSS, Inc............................         13
        362    * SRA International, Inc (Class A).....         10
        566    * SS&C Technologies, Inc...............          6
      1,100    * Standard Microsystems Corp...........         21
      7,239    * Storage Technology Corp..............        155
      4,277    * StorageNetworks, Inc.................          5
      6,000    * Stratex Networks, Inc................         13
        462    * Stratos Lightwave, Inc...............          2
    220,432    * Sun Microsystems, Inc................        686
     19,170    * Sungard Data Systems, Inc............        452
        179    * Suntron Corp.........................          1
        745    * Supertex, Inc........................         11
      4,191    e* Surebeam Corp (Class A).............         17
      6,382    * Sybase, Inc..........................         86
     11,448    * Sycamore Networks, Inc...............         33
      1,700    * Sykes Enterprises, Inc...............          6
      9,846    e* Symantec Corp.......................        398
     15,819    Symbol Technologies, Inc...............        130
        360    * Synaptics, Inc.......................          3
      5,120    * Synopsys, Inc........................        236
      1,200    * Synplicity, Inc......................          5
        403    * Syntel, Inc..........................          8
        358    Sypris Solutions, Inc..................          4
      2,200    * Systems & Computer Technology Corp...         19
      2,600    e* Take-Two Interactive Software,
                 Inc..................................         61
      3,456    * Tech Data Corp.......................         93
      2,506    Technitrol, Inc........................         40
      3,400    * Tekelec..............................         36
      5,828    * Tektronix, Inc.......................        106
     28,264    * Tellabs, Inc.........................        205
      5,597    e* Tellium, Inc........................          4
     12,633    e* Teradyne, Inc.......................        164
      4,400    e* Terayon Communication Systems,
                 Inc..................................          9
    117,677    e Texas Instruments, Inc...............      1,766
      1,558    * Therma-Wave, Inc.....................          2
     11,709    * Thermo Electron Corp.................        236
      1,600    * Three-Five Systems, Inc..............         10
      5,754    * TIBCO Software, Inc..................         36
      1,039    * Tier Technologies, Inc (Class B).....         17
      1,300    e* Tivo, Inc...........................          7
      1,000    * Tollgrade Communications, Inc........         12
      2,517    e Total System Services, Inc...........         34
      7,500    * Touch America Holdings, Inc..........          3
      2,287    * Transaction Systems Architects, Inc
                 (Class A)............................         15
      7,764    * Transmeta Corp.......................          9
      1,800    * Trimble Navigation Ltd...............         22
        526    * Tripos, Inc..........................          4
      9,492    * Triquint Semiconductor, Inc..........         40
      2,119    * Trizetto Group, Inc..................         13
      1,025    * TTM Technologies, Inc................          3
      2,000    * Turnstone Systems, Inc...............          5
      2,317    * Tyler Technologies, Inc..............         10
        640    * Ulticom, Inc.........................          5
        791    * Ultimate Electronics, Inc............          8
      1,608    * Ultratech Stepper, Inc...............         16
     22,177    * Unisys Corp..........................        220
        688    United Industrial Corp.................         11
      1,496    * United Online, Inc...................         24
      1,200    e* Universal Display Corp..............          9
      4,272    * Utstarcom, Inc.......................         85
      4,946    * Valueclick, Inc......................         14
      2,211    * Varian Semiconductor Equipment
                 Associates, Inc......................         53
      1,820    * Veeco Instruments, Inc...............         21

                       See Notes to Financial Statements
                              2002 ANNUAL REPORT TIAA Separate Account VA-1   23

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 TECHNOLOGY--(CONTINUED)
        325    * Verint Systems, Inc..................   $      7
     15,283    * VeriSign, Inc........................        123
     27,846    * Veritas Software Corp................        435
      1,614    * Verity, Inc..........................         22
      1,471    * Vicor Corp...........................         12
      2,700    e* Viewpoint Corp......................          5
     16,948    * Vignette Corp........................         21
        739    * Virage Logic Corp....................          7
        382    Virco Manufacturing Corp...............          4
     10,980    * Vishay Intertechnology, Inc..........        123
     14,636    e* Vitesse Semiconductor Corp..........         32
      5,100    * Vitria Technology, Inc...............          4
        572    * Volt Information Sciences, Inc.......         10
      2,566    Wallace Computer Services, Inc.........         55
      1,600    * WatchGuard Technologies, Inc.........         10
      1,666    e* WebEx Communications, Inc...........         25
      3,244    * webMethods, Inc......................         27
      1,479    * Websense, Inc........................         32
      1,000    * WESCO International, Inc.............          5
     13,200    e* Western Digital Corp................         84
      1,260    * White Electronic Designs Corp........         10
      1,507    * Wilson Greatbatch Technologies,
                 Inc..................................         44
      4,910    * Wind River Systems, Inc..............         20
      1,700    * Wireless Facilities, Inc.............         10
      1,000    * Witness Systems, Inc.................          3
        800    Woodhead Industries, Inc...............          9
      1,429    * Xicor, Inc...........................          5
     22,757    * Xilinx, Inc..........................        469
      1,570    * Zebra Technologies Corp (Class A)....         90
      1,950    * Zoran Corp...........................         27
      1,200    * Zygo Corp............................          8
                                                         --------
               TOTAL TECHNOLOGY                            92,141
                                                         --------
 TRANSPORTATION--1.32%
      3,500    Airborne, Inc..........................         52
      4,500    * Airtran Holdings, Inc................         18
      1,734    * Alaska Air Group, Inc................         38
     10,953    * AMR Corp.............................         72
      1,500    * Arkansas Best Corp...................         39
      2,900    * Atlantic Coast Airlines Holdings,
                 Inc..................................         35
      1,200    * Atlas Air Worldwide Holdings, Inc....          2
      2,566    * BE Aerospace, Inc....................          9
     25,978    Burlington Northern Santa Fe Corp......        676
      4,624    C.H. Robinson Worldwide, Inc...........        144
      3,058    CNF, Inc...............................        102
      4,581    e* Continental Airlines, Inc (Class
                 B)...................................         33
        424    * Covenant Transport, Inc (Class A)....          8
     14,370    CSX Corp...............................        407
      8,490    Delta Air Lines, Inc...................        103
      2,500    * EGL, Inc.............................         36
      6,494    Expeditors International Of Washington,
                 Inc..................................        212
      2,161    * ExpressJet Holdings, Inc.............         22
     20,236    FedEx Corp.............................      1,097
      1,040    Florida East Coast Industries, Inc
                 (Class A)............................         24
        826    * Forward Air Corp.....................         16
      2,150    * Frontier Airlines, Inc...............         15
        835    * Genesee & Wyoming, Inc (Class A).....         17
      2,145    * Heartland Express, Inc...............         49
      1,500    e* Hunt (J.B.) Transport Services,
                 Inc..................................         44
        631    e* JetBlue Airways Corp................         17
      4,150    * Kansas City Southern Industries,
                 Inc..................................         50
      1,689    * Knight Transportation, Inc...........         35
        914    * Landstar System, Inc.................         53

   SHARES                                               VALUE (000)
   ------                                               -----------
      2,151    * Mesa Air Group, Inc..................   $      9
        600    * Mesaba Holdings, Inc.................          4
        841    * Midwest Express Holdings, Inc........          4
     26,343    Norfolk Southern Corp..................        527
      3,871    * Northwest Airlines Corp..............         28
      1,962    Overseas Shipholding Group, Inc........         35
        221    * P.A.M. Transportation Services.......          6
      2,021    * RailAmerica, Inc.....................         14
        777    Roadway Corp...........................         29
      3,884    Ryder System, Inc......................         87
      9,902    * Sabre Holdings Corp..................        179
        900    * SCS Transportation, Inc..............          9
      2,270    Shurgard Storage Centers, Inc (Class
                 A)...................................         71
      3,616    Skywest, Inc...........................         47
     52,362    Southwest Airlines Co..................        728
      4,341    * Swift Transportation Co, Inc.........         87
        400    * U.S. Xpress Enterprises, Inc (Class
                 A)...................................          4
      4,000    b,e* UAL Corp..........................          6
     17,043    Union Pacific Corp.....................      1,020
     26,366    United Parcel Service, Inc (Class B)...      1,663
      1,835    USFreightways Corp.....................         53
      2,733    Werner Enterprises, Inc................         59
      1,800    * Yellow Corp..........................         45
                                                         --------
               TOTAL TRANSPORTATION                         8,139
                                                         --------
 UTILITIES--6.96%
     29,552    * AES Corp.............................         89
      3,864    AGL Resources, Inc.....................         94
      1,700    * AirGate PCS, Inc.....................          1
      5,002    * Alamosa Holdings, Inc................          3
        473    * Alaska Communications Systems Group,
                 Inc..................................          1
      8,638    Allegheny Energy, Inc..................         65
      7,370    e* Allegiance Telecom, Inc.............          5
      1,866    * Allen Telecom, Inc...................         18
      5,279    Allete, Inc............................        120
      6,301    Alliant Energy Corp....................        104
     21,031    Alltel Corp............................      1,073
      9,893    Ameren Corp............................        411
     21,907    American Electric Power Co, Inc........        599
     11,629    e* American Tower Corp (Class A).......         41
     10,655    Aquila, Inc............................         19
     51,500    AT&T Corp..............................      1,345
    151,239    e* AT&T Wireless Services, Inc.........        855
      2,945    Atmos Energy Corp......................         69
      3,500    Avista Corp............................         40
    127,161    BellSouth Corp.........................      3,290
      1,900    Black Hills Corp.......................         50
     13,787    * Broadwing, Inc.......................         49
     24,314    e* Calpine Corp........................         79
        800    Cascade Natural Gas Corp...............         16
        600    * Centennial Communications Corp.......          2
     18,443    Centerpoint Energy, Inc................        157
        846    Central Vermont Public Service Corp....         15
      9,623    CenturyTel, Inc........................        283
      1,183    CH Energy Group, Inc...................         55
     11,513    Cinergy Corp...........................        388
     19,501    * Citizens Communications Co...........        206
      2,970    Cleco Corp.............................         42
      8,642    CMS Energy Corp........................         82
        782    * Commonwealth Telephone Enterprises,
                 Inc..................................         28
        556    Connecticut Water Service, Inc.........         14
     14,457    Consolidated Edison, Inc...............        619
     11,249    e Constellation Energy Group, Inc......        313
     14,725    * Crown Castle International Corp......         55

 24  TIAA Separate Account VA-1 2002 ANNUAL REPORT
                       See Notes to Financial Statements

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------
 UTILITIES--(CONTINUED)
      1,200    CT Communications, Inc.................   $     14
     20,713    Dominion Resources, Inc................      1,137
      8,774    DPL, Inc...............................        135
      4,100    DQE, Inc...............................         62
     11,008    DTE Energy Co..........................        511
     60,347    Duke Energy Corp.......................      1,179
     19,348    e Dynegy, Inc (Class A)................         23
     22,377    * Edison International.................        265
     36,664    El Paso Corp...........................        255
      3,388    * El Paso Electric Co..................         37
      1,602    Empire District Electric Co............         29
      2,318    Energen Corp...........................         67
     10,024    Energy East Corp.......................        221
        302    EnergySouth, Inc.......................          9
     15,150    Entergy Corp...........................        691
      4,406    Equitable Resources, Inc...............        154
     21,885    Exelon Corp............................      1,155
     18,879    FirstEnergy Corp.......................        622
     11,968    e FPL Group, Inc.......................        720
      3,022    * General Communication, Inc (Class
                 A)...................................         20
     17,200    b* Geotek Communications, Inc..........          0
        824    * Golden Telecom, Inc..................         10
      4,358    Great Plains Energy, Inc...............        100
      2,600    Hawaiian Electric Industries, Inc......        114
      1,000    Hickory Tech Corp......................         10
      2,558    Idacorp, Inc...........................         64
      1,797    * IDT Corp.............................         31
      1,600    * IDT Corp (Class B)...................         25
      9,633    KeySpan Corp...........................        339
      6,243    Kinder Morgan, Inc.....................        264
      1,400    Laclede Group, Inc.....................         34
     22,157    e* Level 3 Communications, Inc.........        109
      2,341    e* McLeod USA, Inc (Class A)...........          2
     39,967    e* McLeod USA, Inc (Escrow)............          0
      4,900    MDU Resources Group, Inc...............        126
      1,200    MGE Energy, Inc........................         32
        555    Middlesex Water Co.....................         12
     27,643    e* Mirant Corp.........................         52
        659    * NATCO Group, Inc (Class A)...........          4
      4,958    National Fuel Gas Co...................        103
      1,850    New Jersey Resources Corp..............         58
     45,483    e* Nextel Communications, Inc (Class
                 A)...................................        525
      4,867    * Nextel Partners, Inc (Class A).......         30
      3,050    Nicor, Inc.............................        104
     14,928    NiSource, Inc..........................        299
      2,809    * NiSource, Inc (Sails)................          6
      1,100    North Pittsburgh Systems, Inc..........         15
      8,977    Northeast Utilities....................        136
      1,750    Northwest Natural Gas Co...............         47
      2,000    e Northwestern Corp....................         10
      3,639    NSTAR..................................        162
      1,000    NUI Corp...............................         17
      5,321    OGE Energy Corp........................         94
        494    * Oil States International, Inc........          6
      3,790    Oneok, Inc.............................         73
      1,700    Otter Tail Corp........................         46
      2,462    Peoples Energy Corp....................         95
      6,881    Pepco Holdings, Inc....................        133
      1,637    * Petroquest Energy, Inc...............          7
     26,464    * PG&E Corp............................        368
      2,182    Piedmont Natural Gas Co, Inc...........         77

   SHARES                                               VALUE (000)
   ------                                               -----------
      5,318    Pinnacle West Capital Corp.............   $    181
      2,620    PNM Resources, Inc.....................         62
     10,070    PPL Corp...............................        349
      3,500    * Price Communications Corp............         48
     15,362    Progress Energy, Inc...................        666
      5,000    * Progress Energy, Inc (Cvo)...........          2
     14,150    Public Service Enterprise Group, Inc...        454
      6,054    Puget Energy, Inc......................        133
      5,255    Questar Corp...........................        146
        650    * Quicksilver Resources, Inc...........         15
     91,798    * Qwest Communications International,
                 Inc..................................        459
      4,225    e* RCN Corp............................          2
     18,132    e* Reliant Resources, Inc..............         58
    226,593    SBC Communications, Inc................      6,143
      7,241    SCANA Corp.............................        224
      1,200    SEMCO Energy, Inc......................          7
     12,297    Sempra Energy..........................        291
        234    Shenandoah Telecom Co..................         11
      7,400    Sierra Pacific Resources...............         48
      9,741    e* Skyworks Solutions, Inc.............         84
        800    South Jersey Industries, Inc...........         26
     47,634    Southern Co............................      1,352
      2,899    * Southern Union Co....................         48
      2,332    Southwest Gas Corp.....................         55
        699    Southwest Water Co.....................          9
      1,900    * Southwestern Energy Co...............         22
     60,225    Sprint Corp (FON Group)................        872
     48,982    * Sprint Corp (PCS Group)..............        215
        956    SureWest Communications................         36
      1,652    * Talk America Holdings, Inc...........          9
     10,202    e TECO Energy, Inc.....................        158
      3,587    Telephone & Data Systems, Inc..........        169
      3,067    * Time Warner Telecom, Inc (Class A)...          6
      1,400    * Triton PCS Holdings, Inc (Class A)...          6
     18,311    TXU Corp...............................        342
      1,194    * U.S. Cellular Corp...................         30
      5,231    * U.S. Unwired, Inc (Class A)..........          3
      3,977    e* Ubiquitel, Inc......................          2
      1,912    UGI Corp...............................         71
        892    UIL Holdings Corp......................         31
      2,061    Unisource Energy Corp..................         36
        341    Unitil Corp............................          8
      4,660    Vectren Corp...........................        107
    184,758    Verizon Communications, Inc............      7,159
      1,307    *West Corp.............................         22
      4,029    Westar Energy, Inc.....................         40
      1,277    Western Gas Resources, Inc.............         47
      3,838    e* Western Wireless Corp (Class A).....         20
      3,300    WGL Holdings, Inc......................         79
     32,856    Williams Cos, Inc......................         89
      8,000    Wisconsin Energy Corp..................        202
      2,180    WPS Resources Corp.....................         85
     26,792    b,e* Xcel Energy, Inc..................        295
                                                         --------
               TOTAL UTILITIES                             42,774
                                                         --------
               TOTAL COMMON STOCK
                 (Cost $673,193)                          610,853
                                                         --------
 TIAA-CREF MUTUAL FUND--0.08%
     72,144    TIAA-CREF Institutional Equity Index
                 Fund.................................        500
                                                         --------
               TOTAL TIAA-CREF MUTUAL FUND
                 (Cost $505)..........................        500
                                                         --------

                       See Notes to Financial Statements
                              2002 ANNUAL REPORT TIAA Separate Account VA-1   25

        Statement of Investments - STOCK INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

 PRINCIPAL                                              VALUE (000)
 ---------                                              -----------
 SHORT TERM INVESTMENTS--4.52%
 U.S. GOVERNMENT AND AGENCY DISCOUNT NOTES--4.52%
               Federal National Mortgage Association
                 (FNMA)
$ 8,300,000      1.260%, 01/07/03.....................   $  8,298
  9,100,000      1.275%, 01/15/03.....................      9,095
 10,400,000      1.250%, 02/19/03.....................     10,382
                                                         --------
               TOTAL U.S. GOVERNMENT AND AGENCY
                 DISCOUNT NOTES                            27,775
                                                         --------
               TOTAL SHORT TERM INVESTMENTS
                 (Cost $27,775)                            27,775
                                                         --------
               TOTAL PORTFOLIO--103.97%
                 (Cost $701,609)                          639,237
               OTHER ASSETS & LIABILITIES,
                 NET--(3.97)%                             (24,384)
                                                         --------
               NET ASSETS--100%                          $614,853
                                                         ========

------------
*  Non-income producing
b  In bankruptcy
e  All or a portion of these securities are out on loan.
f Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 2002, the value of these securities amounted to $1,949 or 0.00% of net assets.

ADDITIONAL INFORMATION ON EACH RESTRICTED SECURITY IS AS FOLLOWS:

            SECURITY               ACQUISITION DATE   ACQUISITION COST
            --------               ----------------   ----------------
Priority Healthcare Corp (Class
  A)                                   01/04/99            $1,148

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentration.

 26  TIAA Separate Account VA-1 2002 ANNUAL REPORT

                       See Notes to Financial Statements

                      REPORT OF MANAGEMENT RESPONSIBILITY

To the Contractowners of
  TIAA Separate Account VA-1:

The accompanying financial statements of the Stock Index Account of TIAA Separate Account VA-1 ("VA-1") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

Teachers Insurance and Annuity Association of America ("TIAA") has established and maintains a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, TIAA's internal audit personnel provide a continuing review of the internal controls and operations of VA-1, and the chief audit executive regularly reports to the Audit Committee of VA-1's Management Committee.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be VA-1's policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The independent auditors' report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of VA-1's Management Committee, consisting entirely of members who are not officers of VA-1, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of VA-1 by the independent auditing firm, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission perform periodic examinations of VA-1's operations.

                                                  MARTIN E. GALT, III
                                       -----------------------------------------
                                                Chairman, President and
                                                Chief Executive Officer

                                                         RGibb
                                       -----------------------------------------
                                             Executive Vice President and
                                             Principal Accounting Officer

                              2002 ANNUAL REPORT TIAA Separate Account VA-1   27

                         REPORT OF THE AUDIT COMMITTEE

To the Contractowners of
  TIAA Separate Account VA-1:

The Audit Committee oversees the financial reporting process of the Stock Index Account of TIAA Separate Account VA-1 ("VA-1") on behalf of VA-1's Management Committee. The Audit Committee operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee's responsibilities. All members of the Audit Committee ("Committee") are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for VA-1's financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in connection with their respective audits of VA-1. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting. As required by its charter, the Committee will evaluate rotation of the external financial audit firm whenever circumstances warrant, but in no event will the evaluation be later than between their fifth and tenth years of service.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with generally accepted accounting principles.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by VA-1, the clarity and completeness of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors' independence from management and VA-1, and has received a written disclosure regarding such independence, as required by the Independence Standards Board.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair
Martin J. Gruber, Audit Committee Member
Nestor V. Santiago, Audit Committee Member

February 19, 2003

 28  TIAA Separate Account VA-1 2002 ANNUAL REPORT

TIAA SEPARATE ACCOUNT VA-1                   STATEMENT OF ASSETS AND LIABILITIES

STOCK INDEX ACCOUNT

--------------------------------------------------------------------------------
December 31, 2002
(amounts in thousands, except amount per accumulation unit)

ASSETS
  Investments, at cost                                        $701,609
  Net unrealized depreciation of investments                   (62,372)
----------------------------------------------------------------------
  Investments, at value (including securities loaned of
    $25,930)                                                   639,237
  Cash                                                           1,781
  Dividends and interest receivable                              1,185
  Receivable from securities transactions                           12
  Amounts due from TIAA General Account                             92
----------------------------------------------------------------------
    TOTAL ASSETS                                               642,307
----------------------------------------------------------------------
LIABILITIES
  Deposits for securities loaned -- Note 3                      27,420
  Payable for securities transactions                               34
----------------------------------------------------------------------
    TOTAL LIABILITIES                                           27,454
----------------------------------------------------------------------
NET ASSETS
  Accumulation Fund                                           $614,853
======================================================================
ACCUMULATION UNITS OUTSTANDING-Notes 4 and 5                    11,801
======================================================================
NET ASSET VALUE PER ACCUMULATION UNIT-Note 4                    $52.10
======================================================================

                       See Notes to Financial Statements
                              2002 ANNUAL REPORT TIAA Separate Account VA-1   29

TIAA SEPARATE ACCOUNT VA-1                               STATEMENT OF OPERATIONS

STOCK INDEX ACCOUNT

--------------------------------------------------------------------------------
Year Ended December 31, 2002
(amounts in thousands)

INVESTMENT INCOME
  Income:
    Interest                                                  $     310
    Dividends                                                    11,497
-----------------------------------------------------------------------
      Total income                                               11,807
-----------------------------------------------------------------------
  Expenses-Note 2:
    Investment advisory charges                                   2,157
    Administrative expenses                                       1,438
    Mortality and expense risk charges                              719
    Interest                                                          4
-----------------------------------------------------------------------
    Total expenses before waiver                                  4,318
    Investment advisory charges waived                           (1,653)
-----------------------------------------------------------------------
      Net expenses                                                2,665
-----------------------------------------------------------------------
    Investment income-net                                         9,142
-----------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS-Note 3
  Net realized loss on investments                              (17,955)
  Net change in unrealized depreciation on investments         (173,393)
-----------------------------------------------------------------------
  Net realized and unrealized loss on investments              (191,348)
-----------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(182,206)
=======================================================================

 30  TIAA Separate Account VA-1 2002 ANNUAL REPORT
                       See Notes to Financial Statements

TIAA SEPARATE ACCOUNT VA-1                   STATEMENTS OF CHANGES IN NET ASSETS

STOCK INDEX ACCOUNT

--------------------------------------------------------------------------------
(amounts in thousands)

                                                              YEARS ENDED DECEMBER 31,
                                                                 2002          2001
--------------------------------------------------------------------------------------
FROM OPERATIONS
  Investment income-net                                       $   9,142     $   8,407
  Net realized gain (loss) on investments                       (17,955)        3,651
  Net change in unrealized depreciation on investments         (173,393)     (128,617)
--------------------------------------------------------------------------------------
    Net decrease in net assets resulting from operations       (182,206)     (116,559)
--------------------------------------------------------------------------------------
FROM CONTRACTOWNER TRANSACTIONS
  Premiums                                                       39,404        52,327
  Net contractowner transfers to fixed account                  (53,439)      (60,700)
  Withdrawals and death benefits                                (22,005)      (33,157)
--------------------------------------------------------------------------------------
    Net decrease in net assets resulting from contractowner
     transactions                                               (36,040)      (41,530)
--------------------------------------------------------------------------------------
    Net decrease in net assets                                 (218,246)     (158,089)
NET ASSETS
  Beginning of year                                             833,099       991,188
--------------------------------------------------------------------------------------
  End of year                                                 $ 614,853     $ 833,099
======================================================================================

                       See Notes to Financial Statements
                              2002 ANNUAL REPORT TIAA Separate Account VA-1   31

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

TIAA Separate Account VA-1 ("VA-1") is a segregated investment account of Teachers Insurance and Annuity Association of America ("TIAA") and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 is registered with the Securities and Exchange Commission as an open-end, diversified management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account ("Account"), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Short-term money market instruments are stated at market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Management Committee if events that have a significant effect on their value occur between the time their price is determined and the time the Account's net asset value is calculated.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are accounted for on the average cost basis.

SECURITIES LENDING: The Account may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

FEDERAL INCOME TAXES: Based on provisions of the Internal Revenue Code, no federal taxes are attributable to the net investment experience of the Account.

NOTE 2. MANAGEMENT AGREEMENTS

Teachers Advisors, Inc. ("Advisors"), a wholly-owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement between TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. ("TPIS"), also a wholly-owned subsidiary of TIAA, which is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.10% of the net assets of the Account.

NOTE 3. INVESTMENTS

At December 31, 2002, the market value of securities loaned was $25,930,123 and cash collateral received was $27,419,653.

At December 31, 2002, the net unrealized depreciation on investments was $62,371,807, consisting of gross unrealized appreciation of $100,900,896 and gross unrealized depreciation of $163,272,703.

 32  TIAA Separate Account VA-1 2002 ANNUAL REPORT

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

--------------------------------------------------------------------------------
Notes to Financial Statements -- (Concluded)

Purchases and sales of securities, other than short-term money market instruments, for the year ended December 31, 2002, were $38,411,185 and $65,094,523, respectively.

NOTE 4. CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.

                                                          Years Ended December 31,
                                            ----------------------------------------------------
                                              2002       2001       2000       1999       1998
                                            --------   --------   --------   --------   --------
Per Accumulation Unit data:
  Investment income                         $   .965   $   .916   $   .966   $   .961   $   .908
  Expenses                                      .218       .253       .301       .270       .223
                                            --------   --------   --------   --------   --------
  Investment income-net                         .747       .663       .665       .691       .685
  Net realized and unrealized gain (loss)
     on investments                          (15.200)    (9.499)    (7.024)    13.051     12.407
                                            --------   --------   --------   --------   --------
  Net increase (decrease) in
     Accumulation Unit Value                 (14.453)    (8.836)    (6.359)    13.742     13.092
  Accumulation Unit Value:
     Beginning of year                        66.556     75.392     81.751     68.009     54.917
                                            --------   --------   --------   --------   --------
     End of year                            $ 52.103   $ 66.556   $ 75.392   $ 81.751   $ 68.009
                                            ========   ========   ========   ========   ========
Total return                                  (21.72)%   (11.72)%    (7.78)%    20.21%     23.84%
Ratio to Average Net Assets:
  Expenses (1)                                  0.37%      0.37%      0.37%      0.37%      0.37%
  Investment income-net                         1.27%      0.97%      0.82%      0.95%      1.14%
Portfolio turnover rate                         5.33%      9.86%     20.68%     37.93%     45.93%
Thousands of Accumulation Units
  outstanding at end of year                  11,801     12,517     13,147     12,630     11,145

(1) Advisors has agreed to waive a portion of its investment advisory fee. Without this waiver, the Account's expense ratio for the periods listed would have been higher (see Note 2).

NOTE 5. ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                                              Years Ended December 31,
                                                              -------------------------
                                                                 2002          2001
                                                              -----------   -----------
Accumulation Units:
  Credited for premiums                                          664,769       769,448
  Cancelled for transfers and disbursements                   (1,381,252)   (1,399,262)
  Outstanding:
     Beginning of year                                        12,517,257    13,147,071
                                                              ----------    ----------
     End of year                                              11,800,774    12,517,257
                                                              ==========    ==========

NOTE 6. LINE OF CREDIT

The Account participates in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of contractowner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. During the year ended December 31, 2002, the Account borrowed under this facility. The average daily loan balance during the eleven day period for which the loan was outstanding amounted to $6.4 million and the weighted average interest rate was 2.13%. The related interest expense was $4,153.

                              2002 ANNUAL REPORT TIAA Separate Account VA-1   33

  [ERNST & YOUNG LOGO]                                  ERNST & YOUNG LLP             Phone: (212) 773-3000
                                                          5 Times Square                   www.ey.com
                                                        New York, NY 10036

--------------------------------------------------------------------------------

                         REPORT OF INDEPENDENT AUDITORS

To the Contractowners and Management Committee of
  TIAA Separate Account VA-1:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Stock Index Account of TIAA Separate Account VA-1 ("VA-1") as of December 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of VA-1's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Stock Index Account of VA-1 at December 31, 2002, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                  [/s/ ERNST & YOUNG LLP]

February 7, 2003

 34  TIAA Separate Account VA-1 2002 ANNUAL REPORT

MANAGEMENT COMMITTEE MEMBERS AND OFFICERS--
DISINTERESTED MANAGEMENT COMMITTEE MEMBERS

NAME, ADDRESS AND AGE   POSITION(S) HELD WITH TIAA   TERM OF OFFICE AND          PRINCIPAL OCCUPATION(S)           NUMBER OF
                          SEPARATE ACCOUNT VA-1.    LENGTH OF TIME SERVED          DURING PAST 5 YEARS           PORTFOLIOS IN
                                                                                                                  FUND COMPLEX
                                                                                                                  OVERSEEN BY
                                                                                                                   MANAGEMENT
                                                                                                                   COMMITTEE
                                                                                                                     MEMBER
MARTIN J. GRUBER        Management Committee        Indefinite term.       Nomura Professor of Finance, New            51
New York University     Member                      Management Committee   York University, Stern School of
Stern School of                                     Member since 2001.     Business. Formerly, Chairman,
Business                                                                   Department of Finance, New York
Henry Kaufman                                                              University, Stern School of
Management                                                                 Business, and Trustee of TIAA,
Education Center                                                           1996-2000.
44 West 4th Street,
Suite 988
New York, NY 10012
Age: 65
NANCY L. JACOB          Management Committee        Indefinite term.       President and Managing Principal,           51
Windermere Investment   Member                      Management Committee   Windermere Investment Associates.
Associates                                          Member since 2001.     Formerly, Chairman and Chief
121 S.W. Morrison                                                          Executive Officer, CTC Consulting,
Street, Suite 925                                                          Inc., and Executive Vice President,
Portland, OR 97204                                                         U.S. Trust of the Pacific Northwest.
Age: 60
STEPHEN A. ROSS         Management Committee        Indefinite term.       Franco Modigliani Professor of              51
Sloan School of         Member                      Management Committee   Finance and Economics, Sloan School
Management                                          Member since 2001.     of Management, Massachusetts
Massachusetts                                                              Institute of Technology. Co-
Institute of                                                               chairman, Roll & Ross Asset
Technology                                                                 Management Corp. Formerly, Sterling
77 Massachusetts                                                           Professor of Economics and Finance,
Avenue                                                                     Yale School of Management, Yale
Cambridge, MA 02139                                                        University.
Age: 58
NESTOR V. SANTIAGO      Management Committee        Indefinite term.       Vice President and Chief Investment         51
Howard Hughes Medical   Member                      Management Committee   Officer, Howard Hughes Medical
Institute                                           Member since 2001.     Institute. Formerly, Investment
4000 Jones Bridge Road                                                     Advisor/Head of Investment Office,
Chevy Chase, MD 20815                                                      International Monetary Fund.
Age: 53
MACEO K. SLOAN          Management Committee        Indefinite term.       Chairman and Chief Executive                51
NCM Capital Management  Member                      Management Committee   Officer, Sloan Financial Group, Inc.
Group, Inc.                                         Member since 2001.     and NCM Capital Management Group,
103 West Main Street,                                                      Inc., since 1991.
Suite 400
Durham, NC 27701-3638
Age: 53
ROBERT W. VISHNY        Management Committee        Indefinite term.       Eric J. Gleacher Distinguished              51
University of Chicago   Member                      Management Committee   Service Professor of Finance,
Graduate School of                                  Member since 2001.     University of Chicago, Graduate
Business                                                                   School of Business. Founding
1101 East 58th Street                                                      Partner, LSV Asset Management.
Chicago, IL 60627
Age: 43

NAME, ADDRESS AND AGE   OTHER DIRECTORSHIPS
                         HELD BY MANAGEMENT
                             COMMITTEE
                               MEMBER

MARTIN J. GRUBER        Director, Deutsche
New York University     Asset Management
Stern School of         B.T. Funds, Japan
Business                Equity Fund, Inc.,
Henry Kaufman           Singapore Equity
Management              Fund, Inc., the Thai
Education Center        Equity Fund, Inc.
44 West 4th Street,     and the DB Hedge
Suite 988               Securities Fund,
New York, NY 10012      L.L.C.
Age: 65
NANCY L. JACOB          None
Windermere Investment
Associates
121 S.W. Morrison
Street, Suite 925
Portland, OR 97204
Age: 60
STEPHEN A. ROSS         Director, Freddie
Sloan School of         Mac; Co- Chairman,
Management              Roll & Ross Asset
Massachusetts           Management Corp.;
Institute of            and Principal, IV
Technology              Capital, Ltd.
77 Massachusetts
Avenue
Cambridge, MA 02139
Age: 58
NESTOR V. SANTIAGO      Director, Bank-Fund
Howard Hughes Medical   Credit Union and
Institute               Emerging Markets
4000 Jones Bridge Road  Growth Fund, Inc.
Chevy Chase, MD 20815
Age: 53
MACEO K. SLOAN          Director, SCANA
NCM Capital Management  Corporation and M&F
Group, Inc.             Bancorp, Inc.
103 West Main Street,
Suite 400
Durham, NC 27701-3638
Age: 53
ROBERT W. VISHNY        None
University of Chicago
Graduate School of
Business
1101 East 58th Street
Chicago, IL 60627
Age: 43

                              2002 ANNUAL REPORT TIAA Separate Account VA-1   35

INTERESTED MANAGEMENT COMMITTEE MEMBERS AND OFFICERS

NAME, ADDRESS AND AGE   POSITION(S) HELD WITH TIAA   TERM OF OFFICE AND          PRINCIPAL OCCUPATION(S)           NUMBER OF
                          SEPARATE ACCOUNT VA-1     LENGTH OF TIME SERVED          DURING PAST 5 YEARS           PORTFOLIOS IN
                                                                                                                  FUND COMPLEX
                                                                                                                  OVERSEEN BY
                                                                                                                   MANAGEMENT
                                                                                                                   COMMITTEE
                                                                                                                     MEMBER
HERBERT M. ALLISON,     President and Chief         Indefinite term.       President and Chief Executive               51
JR.(1)                  Executive Officer           President and Chief    Officer of TIAA Separate Account
TIAA-CREF                                           Executive Officer      VA-1, CREF, TIAA-CREF Mutual Funds,
730 Third Avenue                                    since 2002.            TIAA-CREF Institutional Mutual Funds
New York, NY                                                               and TIAA-CREF Life Funds (these
10017-3206                                                                 funds are collectively referred to
Age: 59                                                                    as the "TIAA-CREF Funds") and TIAA.
                                                                           Chairman of TIAA. Formerly,
                                                                           President and Chief Executive
                                                                           Officer of University Alliance for
                                                                           Life-Long Learning, Inc.,
                                                                           2000 - October 2002. National
                                                                           Finance Chairman, Presidential
                                                                           Campaign of Senator John McCain,
                                                                           1999-2000. President, Chief
                                                                           Operating Officer and Member of the
                                                                           Board of Directors of Merrill Lynch
                                                                           & Co., Inc., 1997-1999.
MARTIN L. LEIBOWITZ(1)  Vice Chairman of Board of   Term as Management     Vice Chairman and Chief Investment          51
TIAA-CREF               Trustees                    Committee Member is    Officer of the TIAA-CREF Funds and
730 Third Avenue        and Chief Investment        indefinite.            TIAA. Member of Board of Managers
New York, NY            Officer                     Management Committee   and President of TIAA-CREF
10017-3206                                          Member since 2001.     Investment Management, LLC
Age: 66                                             Vice Chairman and      ("Investment Management"). Director
                                                    Chief Investment       and President of Teachers Advisors,
                                                    Officer since 2001.    Inc. ("Advisors"). Director of
                                                    Chief Investment       TIAA-CREF Life Insurance Company
                                                    Officer since 1998.    ("TIAA-CREF Life").
                                                    Indefinite term as
                                                    officer.
BEVIS LONGSTRETH(2)     Management Committee        Indefinite term.       Retired Partner, Debevoise &                51
Debevoise & Plimpton    Member                      Management Committee   Plimpton. Formerly, Partner and Of
919 Third Avenue                                    Member since 2001.     Counsel of Debevoise & Plimpton,
New York, NY                                                               Adjunct Professor at Columbia
10022-6225                                                                 University School of Law and
Age: 69                                                                    Commissioner of the U.S. Securities
                                                                           and Exchange Commission.
RICHARD J. ADAMSKI(1)   Vice President and          Indefinite term. Vice  Vice President and Treasurer of the        N/A
TIAA-CREF               Treasurer                   President and          TIAA-CREF Funds and TIAA. Vice
730 Third Avenue                                    Treasurer since 1994.  President and Treasurer of
New York, NY                                                               Investment Management, Services,
10017-3206                                                                 TPIS, Advisors, TIAA-CREF Life, and
Age: 61                                                                    TIAA-CREF Tuition Financing, Inc.
                                                                           ("Tuition Financing").
C. VICTORIA APTER(1)    Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA. Formerly,
730 Third Avenue                                    President since        Vice President, Retirement Services,
New York, NY                                        January 2001.          CREF and TIAA.
10017-3206
Age: 60
SCOTT C. EVANS(1)       Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA. Executive
730 Third Avenue                                    President since 1998.  Vice President of Investment
New York, NY                                                               Management and Advisors and Director
10017-3206                                                                 of TIAA-CREF Life.
Age: 43
MARTIN E. GALT, III(1)  Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Service since 2000.    TIAA-CREF Funds and TIAA and
730 Third Avenue                                                           President, TIAA-CREF Investment
New York, NY                                                               Products. Formerly, Executive Vice
10017-3206                                                                 President and President,
Age: 61                                                                    Institutional Investments, Bank of
                                                                           America, and Principal Investment
                                                                           Officer, NationsBank. Director and
                                                                           President of Tuition Financing and
                                                                           TPIS and Director of TIAA-CREF Life
                                                                           and TIAA-CREF Trust Company.
RICHARD L. GIBBS(1)     Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA. Executive
730 Third Avenue                                    President since 1994.  Vice President, Investment
New York, NY                                                               Management, Advisors and Tuition
10017-3206                                                                 Financing and Director of TIAA-CREF
Age: 55                                                                    Life and Tuition Financing.
DON W. HARRELL(1)       Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA. Director
730 Third Avenue                                    President since 1998.  of TIAA-CREF Life.
New York, NY
10017-3206
Age: 65
IRA J. HOCH(1)          Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA. Formerly,
730 Third Avenue                                    President since 2001.  Vice President, Retirement Services,
New York, NY                                                               CREF and TIAA.
10017-3206
Age: 52

NAME, ADDRESS AND AGE   OTHER DIRECTORSHIPS
                         HELD BY MANAGEMENT
                          COMMITTEE MEMBER

HERBERT M. ALLISON,     Board Member,
JR.(1)                  Forbes.com, Inc.
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 59
MARTIN L. LEIBOWITZ(1)  None
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 66
BEVIS LONGSTRETH(2)     Member of the Board
Debevoise & Plimpton    of Directors of
919 Third Avenue        AMVESCAP, PLC and
New York, NY            Chairman of the
10022-6225              Finance Committee of
Age: 69                 the Rockefeller
                        Family Fund
RICHARD J. ADAMSKI(1)   N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 61
C. VICTORIA APTER(1)    N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 60
SCOTT C. EVANS(1)       N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 43
MARTIN E. GALT, III(1)  N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 61
RICHARD L. GIBBS(1)     N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 55
DON W. HARRELL(1)       N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 65
IRA J. HOCH(1)          N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 52

 36  TIAA Separate Account VA-1 2002 ANNUAL REPORT

INTERESTED MANAGEMENT COMMITTEE MEMBERS AND OFFICERS -- (CONCLUDED)

NAME, ADDRESS AND AGE   POSITION(S) HELD WITH TIAA   TERM OF OFFICE AND          PRINCIPAL OCCUPATION(S)           NUMBER OF
                          SEPARATE ACCOUNT VA-1     LENGTH OF TIME SERVED          DURING PAST 5 YEARS           PORTFOLIOS IN
                                                                                                                  FUND COMPLEX
                                                                                                                  OVERSEEN BY
                                                                                                                   MANAGEMENT
                                                                                                                   COMMITTEE
                                                                                                                     MEMBER
MATINA S. HORNER(1)     Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA. Director
730 Third Avenue                                    President since 1998.  of TIAA-CREF Life.
New York, NY
10017-3206
Age: 63
E. LAVERNE JONES(1)     Vice President and          Indefinite term. Vice  Vice President and Corporate               N/A
TIAA-CREF               Corporate Secretary         President and          Secretary of the TIAA- CREF Funds
730 Third Avenue                                    Corporate Secretary    and TIAA.
New York, NY                                        since 2001.
10017-3206
Age: 53
HARRY I.                Executive Vice President    Indefinite term.       Executive Vice President and Chief         N/A
KLARISTENFELD(1)        and Chief Actuary           Executive Vice         Actuary of the TIAA-CREF Funds and
TIAA-CREF                                           President and Chief    TIAA. Formerly, Vice President and
730 Third Avenue                                    Actuary since 2001.    Chief Actuary, Retirement Services,
New York, NY                                                               CREF and TIAA. Executive Vice
10017-3206                                                                 President and Chief Actuary of
Age: 52                                                                    Services.
FRANCES NOLAN(1)        Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA. Formerly,
730 Third Avenue                                    President since 2001.  Vice President, Retirement Services,
New York, NY                                                               CREF and TIAA.
10017-3206
Age: 45
BERTRAM L. SCOTT(1)     Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA and
730 Third Avenue                                    President since 2001.  Chairman of the Board, President and
New York, NY                                                               Chief Executive Officer of TIAA-CREF
10017-3206                                                                 Life. Formerly, President and Chief
Age: 51                                                                    Executive Officer, Horizon Mercy.
DEANNE J.               Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
SHALLCROSS(1)                                       Executive Vice         TIAA-CREF Funds and TIAA. Formerly,
TIAA-CREF                                           President since 2001.  Vice President, Marketing, CREF and
730 Third Avenue                                                           TIAA. Executive Vice President of
New York, NY                                                               Services.
10017-3206
Age: 53
DAVID A. SHUNK(1)       Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA. Formerly,
730 Third Avenue                                    President since 2001.  Vice President, Institutional &
New York, NY                                                               Individual Consulting Services, CREF
10017-3206                                                                 and TIAA. President and Chief
Age: 56                                                                    Executive Officer of Services and
                                                                           Director of TIAA-CREF Trust Company.
JOHN A. SOMERS(1)       Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA. Executive
730 Third Avenue                                    President since 1998.  Vice President of Investment
New York, NY                                                               Management and Advisors and Director
10017-3206                                                                 of TIAA-CREF Life.
Age: 58
CHARLES H. STAMM(1)     Executive Vice President    Indefinite term.       Executive Vice President and General       N/A
TIAA-CREF                                           Executive Vice         Counsel of the TIAA-CREF Funds and
730 Third Avenue                                    President since 1994.  TIAA. Trustee of Services. Director
New York, NY                                                               of TPIS, Advisors, TIAA-CREF Trust
10017-3206                                                                 Company, Tuition Financing and
Age: 64                                                                    TIAA-CREF Life. Member of Board of
                                                                           Managers of Investment Management.
MARY ANN WERNER(1)      Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA and
730 Third Avenue                                    President since 2001.  President, TIAA Shared Services.
New York, NY                                                               Formerly, Vice President, CREF and
10017-3206                                                                 TIAA. Executive Vice President of
Age: 57                                                                    Services and Director of TIAA-CREF
                                                                           Life.
JAMES A. WOLF(1)        Executive Vice President    Indefinite term.       Executive Vice President of the            N/A
TIAA-CREF                                           Executive Vice         TIAA-CREF Funds and TIAA and
730 Third Avenue                                    President since 2001.  President, TIAA Retirement Services.
New York, NY                                                               Formerly, Vice President, Retirement
10017-3206                                                                 Services, CREF and TIAA. Trustee of
Age: 57                                                                    Services and Director of TIAA- CREF
                                                                           Life.

NAME, ADDRESS AND AGE   OTHER DIRECTORSHIPS
                         HELD BY MANAGEMENT
                          COMMITTEE MEMBER

MATINA S. HORNER(1)     N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 63
E. LAVERNE JONES(1)     N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 53
HARRY I.                N/A
KLARISTENFELD(1)
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 52
FRANCES NOLAN(1)        N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 45
BERTRAM L. SCOTT(1)     N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 51
DEANNE J.               N/A
SHALLCROSS(1)
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 53
DAVID A. SHUNK(1)       N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 56
JOHN A. SOMERS(1)       N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 58
CHARLES H. STAMM(1)     N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 64
MARY ANN WERNER(1)      N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 57
JAMES A. WOLF(1)        N/A
TIAA-CREF
730 Third Avenue
New York, NY
10017-3206
Age: 57

1 The following individuals are "interested persons" under the Investment
  Company Act (the "Act") because they are officers of TIAA Separate Account VA-1: Mses. Apter, Horner, Jones, Nolan, Shallcross and Werner; and Messrs. Adamski, Allison, Evans, Galt, Gibbs, Harrell, Hoch, Klaristenfeld, Leibowitz, Scott, Shunk, Somers, Stamm and Wolf.

2 Mr. Longstreth may be considered an "interested person" under the Act because he is associated with a law firm that has acted as counsel to TIAA Separate Account VA-1 or its affiliates.

The Statement of Additional Information ("SAI") of TIAA Separate Account VA-1 contains additional information about Management Committee Members. You can request a copy of the SAI without charge by calling 800-478-2966.

                              2002 ANNUAL REPORT TIAA Separate Account VA-1   37

[TIAA CREF LOGO]    730 THIRD AVENUE
                    NEW YORK NY 10017-3206

ITEM 9. CONTROLS AND PROCEDURES.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(b) Section 302 and Section 906 certifications of the principal executive officer and principal financial officer of registrant.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                   TIAA SEPARATE ACCOUNT VA-1


Date:  February 28, 2003           By: /s/ Martin E. Galt, III
                                       ----------------------------------
                                       Martin E. Galt, III
                                       President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date:  February 28, 2003           By: /s/ Martin E. Galt, III
                                       ----------------------------------
                                       Martin E. Galt, III
                                       President
                                       (principal executive officer)


Date:  February 28, 2003           By: /s/ Richard L. Gibbs
                                       ----------------------------------
                                       Richard L. Gibbs
                                       Executive Vice President
                                       (principal financial officer)

                                  EXHIBIT LIST
                                  ------------


(b) Certifications
    99.CERT Section 302 certification of principal executive officer and principal financial officer

    99.1350CERT  Section 906 certification of principal executive officer and principal financial officer